UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22739

IndexIQ Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-888-474-7725

Date of fiscal year end:   April 30

Date of reporting period:  April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

IndexIQ Active ETF Trust

Annual Report
April 30, 2021

IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ Ultra Short Duration ETF (ULTR)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.
You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.
Not FDIC Insured | May Lose Value | No Bank Guarantee

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting newyorklifeinvestments.com or by calling 1-888-474-7725. Read the prospectus carefully before investing.
Each of the Funds’ performance that is current to the most recent month-end is available by visiting newyorklifeinvestments.com or by calling 1-888-474-7725.
Availability of Proxy Voting Policies and Proxy Voting Records
You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at sec.gov.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT is available on the Commission’s web site at sec.gov. Additionally, the Funds' make their portfolio holdings for the first and third quarters of each fiscal year available at newyorklifeinvestments.com\documents. Each Funds’ premium/discount information is available, free of charge, on the Funds’ website at newyorklifeinvestments.com or by calling 1-888-474-7725.
Electronic Delivery
Receive email notifications when your most recent shareholder communications are available for review. Access prospectuses, annual reports and semi-annual reports online.
To enroll:
Visit https://www.fundreports.com
If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.
IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. IndexIQ® is the indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC and serves as the advisor to the IndexIQ ETFs. ALPS Distributors, Inc. (ALPS) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

Shareholder Letter (unaudited)

Message from the President
During the 12 months ended April 30, 2021, investors shifted from seeking the safety of high-quality assets at the beginning of the period and into riskier segments to capitalize on a growing economic recovery.
A year ago, the world was beginning to come to grips with COVID-19 and was struggling with how best to mitigate its effects. Today, with the help of an extraordinary coordination of monetary and fiscal policy and the availability of vaccines, the economy has continued to recover, and the markets have rebounded sharply.
The Federal Reserve kept interest rates low and assisted the functioning of markets while fiscal stimulus provided a broad range of relief, including to individuals and small businesses. This helped markets stabilize early in the reporting period as investors anticipated further stimulus and awaited progress on a vaccine.
Investors initially sought out higher quality investments, including U.S. Treasuries, investment grade corporate bonds, including short-term securities. Higher quality municipal bonds also benefited, while high-yield bonds and segments of the revenue bond sector of the municipal market, especially those related to travel, health care and education saw significant declines.
When vaccine approvals occurred in November and a $900 billion relief package passed in December, investors quickly shifted further out of safer investments, causing yields on longer-dated U.S. Treasuries to rise. Combined with brighter economic prospects, this took a toll on higher quality segments of the fixed-income market. In the municipal bond market, lower-rated credits rebounded, while essential services bonds and bonds from more fiscally sound issuers remained flat. A brighter fiscal outlook also benefited longer maturities more than shorter maturities.
In January, the Federal Reserve left interest rates unchanged, pointing out that the pace of the global recovery was still uncertain and that inflation was still low. But the massive fiscal and monetary stimulus that had supported the economic recovery soon gave rise to concerns about inflation. In March, the $1.9 billion American Rescue Plan was passed, providing payments of  $1,400 for those earning less than $75,000 per year, plus $1,400 per dependent. This, combined with a proposed $2 trillion infrastructure spending bill fueled inflation expectations. While these rising expectations weighed heavily on longer-term corporate bonds, short-term maturities held up better.
The American Rescue Plan also included $350 billion in aid to states and municipalities, reassuring investors about the fiscal health of many municipal bond issuers. The much-anticipated infrastructure spending bill was also viewed as a boon, but the prospect of  $2 trillion in additional federal spending led investors to adjust their inflation expectations further upward. Nevertheless, the municipal market also benefited from the prospect of an increase federal in income tax rates, which could encourage high-income earners to turn to the tax-exempt income provided by municipal bonds. While shorter-term munis benefited from this environment, the higher tax-free yields of longer-term munis became especially attractive.
On the following pages, we provide an in-depth review of the factors that drove performance of each ETF during the 12-months ended April 30, 2021. Today, the coming year looks much brighter than it did one year ago, and we look forward to continuing to provide our investors with high quality investment products. If you have any questions or would like more information about IndexIQ ETFs, we invite you to visit us at newyorklifeinvestments.com or call us at 1-888-474-7725.
Sincerely,
Kirk C. Lehneis
President
The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Management’s Discussion of Fund Performance (unaudited)

IQ MacKay Municipal Insured ETF
How did IQ MacKay Municipal Insured ETF perform during the 12 months ended April 30, 2021?
For the 12 months ended April 30, 2021 (the “reporting period”), IQ MacKay Municipal Insured ETF returned 8.32% at NAV (net asset value) and 7.97% at market price.1 To compare, the ETF’s benchmark Index, the Bloomberg Barclays Municipal All Insured Bond Index2 returned 9.30% for the same period.
What factors affected the ETF’s performance during the reporting period?
The ETF modestly underperformed the Bloomberg Barclays Municipal All Insured Bond Index during the reporting period in part because the long end of the yield curve3 outperformed as investors gravitated towards the extra yield offered by longer-dated maturities. As a result, the ETF’s underweight exposure to bonds maturing 25 years and later represented a modest drag on relative results. The ETF’s overweight position in the education and local general obligation sectors bolstered relative outperformance, while underweight exposure to the transportation sector represented the largest drag on relative results. The ETF’s overweight exposure to credits from the state of Illinois enhanced relative results, while underweight exposure to credits from the state of New Jersey was the largest drag on relative performance from a geographic standpoint.
What was the ETF’s duration4 strategy during the reporting period?
As active, relative value managers, we typically manage portfolios within a range of benchmark duration that we view as a neutral range. The ETF finished the reporting period with a modified duration5 of 5.81 years versus the benchmark modified duration of 6.16 years. Longer-duration bonds outperformed during the reporting period. The ETF’s slightly below-benchmark duration detracted from the ETFs relative performance.
During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?
The strongest positive contributors to the ETF’s performance relative to the Bloomberg Barclays Municipal All Insured Bond Index during the reporting period were the local general obligation, education and incremental tax sectors. Conversely, the weakest contributors to relative performance were the transportation, special tax and leasing sectors.
What were some of the ETF’s largest purchases and sales during the reporting period?
The ETF’s largest purchases during the reporting period included State of Connecticut special tax obligation bonds, New York Metropolitan Transportation Authority bonds and West Virginia United Health bonds. All of these purchases represented attractive relative value for longer-dated bonds. During the same period, the ETF’s most significant sales included its entire positions in Apple Valley, California tax allocation bonds; Palm Bay, Florida bonds and Florida International University bonds. All three sales were recent purchases with lower book yields that could be replaced at more attractive levels.
How did the ETF’s sector weightings change during the reporting period?
During the reporting period, the ETF’s exposure to the education sector increased from 6.03% to 7.73% and exposure to leasing sector increased from 9.85% to 14.06%. Conversely, the ETF’s exposure to the water/sewer sector decreased from 13.30% to 8.19%, and exposure to the hospital sector decreased from 6.49% to 1.76%.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

See page 6 for more information on this index.

The yield curve is a line that plots the yields of various securities of similar quality — typically U.S. Treasury issues — across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.

Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

5
Modified duration is inversely related to the approximate percentage change in price for a given change in yield.

Management’s Discussion of Fund Performance (unaudited)  (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception through 4/30/21)
Fund Performance History
IQ Mackay Municipal Insured ETF
(as of April 30, 2021)
	1 Year	3 Year	Since Inception1
	Avg Annual	Avg Annual	Avg Annual	Cumulative
IQ MacKay Municipal Insured ETF Market Price2	7.97%	6.11%	5.35%	20.21%
IQ MacKay Municipal Insured ETF NAV	8.32%	6.35%	5.32%	20.12%
Bloomberg Barclays Municipal All Insured Bond Index	9.30%	6.45%	5.15%	19.45%

1
Fund Inception Date: 10/18/2017

2
The price used to calculate the market price returns is the mean between the day’s last bid and ask prices. The market price returns do not represent returns an investor would receive if shares were traded at other times.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited)  (continued)

IQ MacKay Municipal Intermediate ETF
How did IQ MacKay Municipal Intermediate ETF perform during the 12 months ended April 30, 2021?
For the 12 months ended April 30, 2021 (the “reporting period”), IQ MacKay Municipal Intermediate ETF returned 8.80% at NAV (net asset value) and 8.90% at market price.1 To compare, the ETF’s benchmark Index, the Bloomberg Barclays Municipal Bond Index 1-15 Year Blend2 returned 6.33% for the same period.
What factors affected the ETF’s performance during the reporting period?
The major factor affecting the ETF’s performance during the reporting period was the economic shutdown due to the COVID-19 pandemic. The shutdown caused credit spreads3 to widen during March and April of 2020. Over the ensuing twelve months, strong cash flows into the municipal market and a relatively light new-issue calendar of attractively priced securities led to declining municipal bond yields, municipal-to-Treasury yield ratios and municipal credit spreads. In the last four months of the reporting period, massive fiscal stimulus, a quickly enacted vaccine program and ongoing strong demand for municipal bonds also contributed to performance.
The ETF’s relative performance was driven by several factors specific to the ETF’s positioning. Demand for incremental yield in municipal bonds contributed to both spread tightening and lower rates. The ETF’s bias to credit, therefore, enhanced relative performance, as did its yield curve4 positioning and longer-than-benchmark duration5 position. Opportunistic positioning in municipal bonds that came under pressure due to the pandemic-related shutdown also bolstered performance as credit spreads subsequently tightened.
Were there any changes to the Fund during the reporting period?
Effective December 11, 2020, the Fund’s principal investment strategies were modified and the ETF will no longer purchase municipal bonds whose interest is subject to the federal alternative minimum tax. For more information about these changes refer to the prospectus supplement dated December 11, 2020.
What was the ETF’s duration strategy during the reporting period?
As active, relative value managers, we typically manage portfolios within a range of benchmark duration that we view as a neutral range. During the reporting period, the ETF’s duration was longer than the duration of the ETF’s benchmark Index. The rationale for this was based on the relatively benign interest-rate environment in combination with positive technical conditions, notably the strong, ongoing inflows of new money into the municipal market. As of April 30, 2021, the ETF’s duration was 4.3 years. The ETF’s duration strategy made a positive contribution to performance. (Contributions take weightings and total returns into account.)
During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?
The strongest positive contributors to the ETF’s performance during the reporting period were the local general obligation and special tax sectors. Conversely, the weakest contributors to performance were the industrial development/pollution control and tobacco sectors.
What were some of the ETF’s largest purchases and sales during the reporting period?
The ETF’s largest purchases during the reporting period included New York Metropolitan Transportation Authority bonds and State of Connecticut special tax obligation bonds. At the time of purchase, New York’s transit bonds were trading at wide credit spreads due to market concerns over the pandemic-related shutdown. However, significant federal monetary and political support suggested to us that the bonds were priced too cheaply. Connecticut’s special tax obligation bonds fit with our effort to add positions in high wealth/high tax states to the ETF. The opportunity to add bond insurance at a very attractive premium further enhanced the perceived relative value opportunity.
During the same period, the ETF’s most significant sales included an Oxnard, California water revenue bond and an Atlantic City, New Jersey general obligation bond. The ETF’s sale of the insured, California water revenue bond was motivated by the bond’s significant relative price move since purchase, almost 12 basis points, and the opportunity to take profit at a tight credit spread. (A basis point is one one-hundredth of a percentage point.) The ETF’s sale of the insured New Jersey general obligation bond was motivated by the tightening of its spread. The trade generated a strong gain by selling into robust demand for short-call bonds.

1
The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

2
See page 9 for more information on this index.

3
The terms “spread” and “yield spread” may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

4
The yield curve is a line that plots the yields of various securities of similar quality — typically U.S. Treasury issues — across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.

5
Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

Management’s Discussion of Fund Performance (unaudited)  (continued)

How did the ETF’s sector weightings change during the reporting period?
During the reporting period, the ETF’s exposure to the transportation sector increased from 5.40% to 15.10%. In addition, the ETF’s exposure to the prerefunded sector increased from 0.00% to 2.80%.
During the same period, the ETF’s exposure to the housing sector decreased from 7.20% to 0.50%. In addition, the ETF’s exposure to the local general obligation sector decreased from 27.40% to 20.90%.
Note: relative weights are net of cash
How was the ETF positioned at the end of the reporting period?
As of April 30, 2021, the ETF had an overweight position in insured bonds. However, the ETF held underweight exposure to high-quality investment-grade bonds while having an overweight position in BBB-rated6 bonds. The ETF held underweight exposure to the state general obligation and prerefunded sectors, but held overweight exposure to the transportation and local general obligation sectors. The ETF’s yield curve positioning was essentially a barbell structure with overweight exposures in the 0-to-3 year and 15-to-25 year segments of the yield curve.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

6
An obligation rated ‘BBB’ by S&P is deemed by S&P to exhibit adequate protection parameters. In the opinion of S&P, however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

Management’s Discussion of Fund Performance (unaudited)  (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception through 4/30/21)
Fund Performance History
IQ Mackay Municipal Intermediate ETF
(as of April 30, 2021)
	1 Year	3 Year	Since Inception1
	Avg Annual	Avg Annual	Avg Annual	Cumulative
IQ MacKay Municipal Intermediate ETF Market Price2	8.90%	5.95%	4.98%	18.72%
IQ MacKay Municipal Intermediate ETF NAV	8.80%	5.98%	4.96%	18.64%
Bloomberg Barclays Municipal Bond Index 1-15 Yr Blend	6.33%	4.75%	3.58%	13.23%

1
Fund Inception Date:10/18/2017

2
The price used to calculate the market price returns is the mean between the day’s last bid and ask prices.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited)  (continued)

IQ Ultra Short Duration ETF
How did IQ Ultra Short Duration ETF perform during the 12 months ended April 30, 2021?
For the 12 months ended April 30, 2021 (the “reporting period”), IQ Ultra Short Duration ETF returned 3.08% at NAV (net asset value) and 2.88% at market price.1 To compare, the Fund’s benchmark Index, Bloomberg Barclays Short Treasury 3-6 Month Index,2 returned 0.13% for the same period.
What factors affected the Fund’s relative performance during the reporting period?
The ETF held overweight positions relative to the Bloomberg Barclays Short Treasury 3-6 Month Index) in U.S. government agencies, corporates, asset-backed securities (“ABS”), mortgage-backed securities and commercial mortgage-backed securities (“CMBS”) throughout the reporting period. To facilitate these overweight positions, the ETF maintained an underweight position in the U.S. Treasury sector. Within the corporate sector, where the ETF had its largest overweight position, option-adjusted spreads3 (“OAS”) were 234 basis points tighter over the reporting period. (A basis point is one one-hundredth of a percentage point.) The corporate sector was the best performing sector during the reporting period, led by the financials and industrials sectors. Overweight exposure to ABS was also accretive to performance driven by both the floating-rate and fixed-rate subcomponents. Positioning in CMBS, particularly the non-agency subcomponent, added to performance during the reporting period, as did the ETF’s rates positioning.
During the reporting period, how was the ETF’s performance materially affected by investments in derivatives?
During the reporting period, the use of derivatives was limited to interest rate derivatives designed to keep the duration5 of the ETF in line with our target duration. Generally, interest rate derivatives had a positive impact on performance during this portion of the reporting period.
What was the FUND’s duration strategy during the reporting period?
During the reporting period, the ETF maintained a duration that was longer than the duration of the Bloomberg Barclays Short Treasury 3-6 Index. Throughout the reporting period, the ETF was positioned with a longer duration than the designated benchmark in the front end of the interest rate curve (2-5 years) and a shorter duration than the designated benchmark in the longer end of the curve (10+ years). This curve positioning was accretive to performance as interest rates in the longer end of the curve moved higher than interest rates in the front end of the curve. As of April 30, 2021, the effective duration of the Fund was 0.70 years compared to a duration of 0.38 years for the Bloomberg Barclays Short Treasury 3-6 Index.
During the reporting period, which sectors were the strongest positive contributors to the Fund’s relative performance and which sectors were particularly weak?
During the reporting period, the ETF maintained overweight exposure compared to the Bloomberg Barclays Short Treasury 3-6 Index in the industrials and financial sectors, both of which were accretive to the ETF’s relative performance. Among industrials, holdings in the energy, consumer cyclical and consumer non-cyclical subsectors were particularly strong, with bonds issued by Ford Motor Credit, Bayer US Finance II, Occidental Petroleum and MPLX among the Fund’s strongest performers. Among financials, overweight exposure to banks had the most positive impact on the Fund’s relative performance, particularly holdings in Banco Santander SA, BNP Paribas SA, HSBC Holdings and JPMorgan Chase. Within securitized products, ABS

1
The price used to calculate the market price returns is the mean between the day’s last bid and ask prices and does not represent returns an investor would receive if shares were traded at other times.

2
See page 12 for more information on this index.

3
The terms “spread” and “yield spread” may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

4
OAS numbers quoted in answer refer to Bloomberg Barclays U.S. Aggregate 1-3 Years Index.

5
Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

Management’s Discussion of Fund Performance (unaudited)  (continued)

was the best performing sector, particularly AAA-rated and AA-rated6 collateralized loan obligations (“CLOs”). Within the CMBS sector, the AAA-rated non-agency subcomponent was accretive to performance during the reporting period. Conversely, the ETF’s positioning in the sovereign subsector detracted slightly from performance.
What were some of the ETF’s largest purchases and sales during the reporting period?
The ETF’s three largest purchases during the reporting period included bonds issued by Lloyds Banking Group, Standard Chartered and American Honda Finance. The ETF’s largest sales during the same period were holdings in National Securities Clearing, Mizuho Financial Group and Barclays Bank.
How did the ETF’s sector weightings change during the reporting period?
During the reporting period, the ETF held overweight exposure to the industrials and financials sectors within the corporate sector. In the first quarter of 2021, the corporate weighting in the ETF decreased as short-duration corporate credit spreads declined. Companies continued to tender and extend maturities, leading to less attractive valuations and thereby resulting in a modestly lower allocation to the sector.
During the latter half of the reporting period, we reduced the ETF’s weighting in the U.S. government callable agency sector. As the economy continued to heal from the pandemic and volatility fell sharply, OAS within U.S. government callable agencies tightened dramatically. The spread compression drove us to reduce the ETF’s weighting within the sector.
Within the securitized products sector, we initiated a position in agency CMBS interest-only securities in 2021, viewing it as providing an attractive risk-adjusted yield in the investment-grade fixed-income landscape.
How was the Fund positioned at the end of the reporting period?
As of April 30, 2021, the ETF held its most significantly overweight exposure relative to the Bloomberg Barclays Short Treasury 3-6 Index in the corporate sector. Within the corporate sector, the ETF held relatively overweight positions in financials, industrials and utilities. The second largest overweight position was concentrated in the ABS sector, particularly in the CLO subcomponent. The ETF also held overweight positions in CMBS and U.S. government agencies. As of the same date, the ETF held an underweight position in the U.S. Treasury sector.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

6
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s (“S&P”), and in the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated ‘AA’ by S&P is deemed by S&P to differ from the highest-rated obligations only to a small degree. In the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is very strong. When applied to Portfolio holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Portfolio.

Management’s Discussion of Fund Performance (unaudited)  (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception through 4/30/21)
Fund Performance History
IQ Ultra Short Duration ETF
(as of April 30, 2021)
	1 Year	Since Inception1
	Avg Annual	Avg Annual	Cumulative
IQ Ultra Short Duration ETF Market Price2	2.88%	1.33%	2.34%
IQ Ultra Short Duration ETF NAV	3.08%	1.34%	2.36%
Bloomberg Barclays Short Treasury 3-6 Month Index	0.13%	1.04%	1.84%

1
Fund Inception Date: 7/30/2019

2
The price used to calculate the market price returns is the mean between the day’s last bid and ask prices.

The market price returns do not represent returns an investor would receive if shares were traded at other times.

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.
The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 11/01/20 to 04/30/21” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying Fund investments in which each Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratios for the Period 11/01/20 to 04/30/21	Expenses Paid for Period 11/01/20 to 04/30/211

IQ MacKay Municipal Insured ETF
Actual	$1,000.00	$1,025.40	0.30%	$1.51
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51
IQ MacKay Municipal Intermediate ETF
Actual	$1,000.00	$1,033.10	0.30%	$1.51
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51
IQ Ultra Short Duration ETF
Actual	$1,000.00	$1,008.80	0.24%	$1.20
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.60	0.24%	$1.20

1
Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365. (to reflect the one-half year period).

Portfolio Summaries* (Unaudited)

April 30, 2021
IQ MacKay Municipal Insured ETF
Net Assets ($ mil): $444.3
Industry	% of Net Assets
School District	22.1%
General Obligation	18.8
General	15.5
Transportation	8.5
Money Market Fund	8.4
Water	7.5
Education	4.7
Development	3.6
Higher Education	3.1
Housing	2.8
Medical	2.6
Airport	2.0
Mello-Roos	1.2
Power	0.6
Facilities	0.5
Pollution	0.5
Utilities	0.5
Bond Bank	0.3
Tobacco Settlement	0.2
Student Loan	0.0(a)
Total Investments	103.4
Other Assets and Liabilites, Net	(3.4)
Net Assets	100.0%
IQ MacKay Municipal Intermediate ETF
Net Assets ($ mil): $124.7
Industry	% of Net Assets
Money Market Fund	19.8%
General	18.8
Transportation	13.3
General Obligation	11.7
School District	8.6
Medical	7.0
Education	5.2
Water	4.2
Housing	3.3
Higher Education	2.9
Airport	2.2
Development	1.8
Power	1.6
Mello-Roos	1.0
Utilities	0.9
Facilities	0.8
Tobacco Settlement	0.5
Nursing Homes	0.4
Multifamily Housing	0.4
Student Loan	0.1
Total Investments	104.5
Other Assets and Liabilites, Net	(4.5)
Net Assets	100.0%
IQ Ultra Short Duration ETF
Net Assets ($ mil): $253.0
Country	% of Net Assets
United States	66.2%
Cayman Islands	16.9
United Kingdom	5.8
Switzerland	2.8
Japan	2.7
Germany	2.6
Canada	2.4
France	1.5
Spain	0.7
Supranational	0.6
China	0.5
Singapore	0.2
Total Investments	102.9
Other Assets and Liabilites, Net	(2.9)
Net Assets	100.0%

*
Each Funds portfolio is subject to change.

(a)
Less than 0.05%.

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF

April 30, 2021
	Principal Amount	Value
Municipal Bonds — 95.0%
Alabama — 1.4%
Alabama Community College System, Revenue Bonds Insured: BAM
3.000%, due 6/1/25	$260,000	$284,415
4.000%, due 6/1/26	150,000	174,613
Alabaster Board of Education, Special Tax Series A Insured: AGM
5.000%, due 9/1/25	100,000	114,575
Bibb County Board of Education, Special Tax Series B Insured: BAM
4.000%, due 4/1/35	425,000	509,212
4.000%, due 4/1/37	460,000	547,642
City of Russellville AL, General Obligation Bonds Series B Insured: AGM
4.000%, due 12/1/28	390,000	477,761
City of Troy AL, General Obligation Bonds Insured: BAM
5.000%, due 7/1/24	500,000	568,405
County of Dallas AL, General Obligation Bonds Series B Insured: AGM
1.410%, due 5/1/26(a)	305,000	284,327
Phenix City Board of Education, Special Tax Insured: BAM
4.000%, due 8/1/37	1,500,000	1,799,985
University of West Alabama, Revenue Bonds Insured: AGM
4.000%, due 1/1/41	350,000	400,586
Warrior River Water Authority, Revenue Bonds Insured: BAM
4.000%, due 8/1/43	1,000,000	1,150,872
		6,312,393
Arizona — 0.3%
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/34	250,000	289,082
4.000%, due 6/1/39	455,000	519,491
5.000%, due 6/1/33	350,000	438,044
Student & Academic Services LLC, Revenue Bonds Insured: BAM
5.000%, due 6/1/26	195,000	221,431
		1,468,048
Arkansas — 0.3%
Arkansas Development Finance Authority, Revenue Bonds Insured: AMBAC
1.710%, due 7/1/30(a)	1,000,000	855,638
County of Sharp AR, Revenue Bonds Insured: BAM
3.000%, due 3/1/34	245,000	256,527
University of Arkansas — Pulaski Technical College, Revenue Bonds Insured: AGM
5.000%, due 4/1/41	350,000	356,941
		1,469,106
	Principal Amount	Value
Municipal Bonds (continued)
California — 14.8%
Abag Finance Authority for Nonprofit Corps, Special Tax Series A Insured: AGM
5.000%, due 9/2/30	$750,000	$939,174
5.000%, due 9/2/34	175,000	218,194
Alameda Corridor Transportation Authority, Revenue Bonds Insured: NATL
1.890%, due 10/1/33(a)	3,545,000	2,805,772
Baldwin Park Unified School District, General Obligation Bonds Insured: NATL
0.680%, due 8/1/23(a)	300,000	295,424
1.690%, due 8/1/29(a)	335,000	291,615
Bass Lake Joint Elementary District, General Obligation Bonds Insured: NATL
1.690%, due 8/1/29(a)	150,000	130,574
Beaumont Public Improvement Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/25	575,000	685,883
Bellevue Union School District, General Obligation Bonds Series A Insured: AGM
2.090%, due 8/1/35(a)	320,000	237,766
Calexico Unified School District, General Obligation Bonds Series B Insured: NATL
1.340%, due 8/1/27(a)	250,000	230,015
1.510%, due 8/1/28(a)	390,000	349,597
California Municipal Finance Authority, Certificates of Participation Insured: AGM
5.000%, due 6/1/26	350,000	418,091
California Municipal Finance Authority, Revenue Bonds Insured: BAM
5.000%, due 5/15/43	250,000	302,612
Series A-P3 Insured: AGM
3.500%, due 12/31/35	250,000	274,639
Ceres Unified School District, General Obligation Bonds Series A Insured: AGM
0.900%, due 8/1/25(a)	200,000	192,532
City of Dana Point CA, Special Tax Series A Insured: BAM
4.000%, due 9/1/35	150,000	182,662
4.000%, due 9/1/37	200,000	241,754
City of El Cerrito CA, Revenue Bonds Insured: NATL
5.000%, due 5/1/26	260,000	307,972
5.000%, due 5/1/28	355,000	429,466
5.000%, due 5/1/36	325,000	387,121
City of Lincoln CA, Special Tax Insured: AGM
5.000%, due 9/1/34	525,000	649,593
City of Susanville CA Natural Gas Revenue, Revenue Bonds Insured: AGM
4.000%, due 6/1/45	875,000	984,168
Cloverdale Unified School District, General Obligation Bonds Series C Insured: AGM
4.000%, due 8/1/50	300,000	345,435

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Clovis Unified School District, General Obligation Bonds Series A Insured: NATL 1.020%, due 8/1/27(a)	$335,000	$314,401
Series B Insured: NATL 0.680%, due 8/1/25(a)	750,000	728,739
Coachella Valley Unified School District, General Obligation Bonds Series C Insured: AGM
2.100%, due 8/1/34(a)	1,145,000	867,550
Series D Insured: AGM
5.000%, due 8/1/37	450,000	477,413
Colton Joint Unified School District, General Obligation Bonds Series E Insured: AGM
4.000%, due 8/1/46	500,000	580,443
Compton Unified School District, Certificates of Participation Series A Insured: BAM
4.000%, due 6/1/33	250,000	288,696
Dixon Unified School District, General Obligation Bonds Insured: BAM
5.000%, due 8/1/37	570,000	723,610
Duarte Unified School District, General Obligation Bonds Series E Insured: AGM
1.460%, due 11/1/29(a)	350,000	309,343
El Centro Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: BAM
5.000%, due 11/1/26	485,000	595,545
Empire Union School District, Special Tax Series 1-A Insured: AMBAC
2.140%, due 10/1/32(a)	450,000	352,757
Garden Grove Agency Community Development Successor Agency, Tax Allocation Insured: BAM
5.000%, due 10/1/27	250,000	284,775
Goleta Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: BAM
4.000%, due 12/1/43	2,610,000	3,038,501
Grossmont Healthcare District, General Obligation Bonds Series A Insured: AMBAC
1.780%, due 7/15/32(a)	1,500,000	1,229,332
Guadalupe Union School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/44	1,005,000	1,139,059
Hayward Unified School District, General Obligation Bonds Insured: AGM
4.000%, due 8/1/45	2,250,000	2,632,515
4.000%, due 8/1/50	2,000,000	2,326,786
Series A Insured: AGM
1.810%, due 8/1/32(a)	210,000	171,356
Hemet Unified School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 8/1/40	600,000	670,697
Hueneme Elementary School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/35	150,000	176,466
4.000%, due 8/1/36	185,000	217,058
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Imperial Community College District, General Obligation Bonds Insured: AGC
2.170%, due 8/1/37(a)	$400,000	$281,728
Independent Cities Finance Authority, Revenue Bonds Insured: AGM
4.000%, due 6/1/31	430,000	503,822
4.000%, due 6/1/41	900,000	1,026,860
Jamul-Dulzura Union School District, General Obligation Bonds Series A Insured: BAM
1.290%, due 11/1/27(a)	585,000	538,115
Jurupa Public Financing Authority, Special Tax Series A Insured: AGM
4.000%, due 9/1/36	785,000	905,345
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
1.600%, due 8/1/31(a)	155,000	119,905
La Mirada Redevelopment Agency Successor Agency, Tax Allocation Insured: NATL
1.090%, due 8/15/25(a)	1,000,000	954,388
Lancaster Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 6/1/44	995,000	1,155,575
Las Virgenes Unified School District, General Obligation Bonds Series D Insured: NATL
0.680%, due 9/1/25(a)	750,000	728,350
Los Angeles County Schools, Certificates of Participation Series A Insured: AGM
5.000%, due 6/1/25	500,000	568,232
Los Angeles Unified School District, Certificates of Participation Series A Insured: BAM
4.000%, due 10/1/33	500,000	612,286
Lynwood Unified School District, Certificates of Participation Insured: AGM
5.000%, due 10/1/23	285,000	316,313
Madera County Public Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/37	945,000	1,118,276
Manteca Unified School District, General Obligation Bonds Insured: NATL
0.960%, due 8/1/25(a)	575,000	552,130
Menifee Union School District, General Obligation Bonds Series C Insured: AGM
4.000%, due 8/1/36	450,000	545,937
Merced Irrigation District, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/24	250,000	290,373
Mountain House Public Financing Authority, Revenue Bonds Series A Insured: BAM
3.250%, due 12/1/41	300,000	320,529
Napa Valley Unified School District, General Obligation Bonds Series C Insured: AGM
4.000%, due 8/1/44	1,000,000	1,146,454

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Natomas Unified School District, General Obligation Bonds Insured: AGM
3.000%, due 8/1/39	$1,040,000	$1,096,382
Norwalk-La Mirada Unified School District, General Obligation Bonds Series D Insured: AGM
1.790%, due 8/1/32(a)	365,000	298,497
Oak Grove School District, General Obligation Bonds Series F-2
2.570%, due 8/1/44(a)	675,000	339,047
Oceanside Unified School District, General Obligation Bonds Series B Insured: AGM
1.930%, due 8/1/34(a)	300,000	232,428
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
1.550%, due 8/1/29(a)	390,000	343,400
Oxnard School District, General Obligation Bonds Series A Insured: NATL
5.750%, due 8/1/30	300,000	321,390
Paramount Unified School District, General Obligation Bonds Insured: BAM
0.210%, due 8/1/48(a)	1,480,000	257,462
Redwood City Redevelopment Agency Successor Agency, Tax Allocation Series 2-A Insured: AMBAC
1.720%, due 7/15/29(a)	210,000	182,422
Ripon Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM
4.000%, due 11/1/29	380,000	460,215
4.000%, due 11/1/36	835,000	992,270
River Islands Public Financing Authority, Revenue Bonds Insured: AGM
4.000%, due 9/1/40	1,500,000	1,751,427
Riverbank Unified School District, General Obligation Bonds Series B Insured: AGC
2.910%, due 8/1/48(a)	50,000	22,764
Riverside County Community Facilities Districts, Special Tax Insured: AGM
4.000%, due 9/1/29	770,000	939,650
4.000%, due 9/1/30	830,000	1,025,292
4.000%, due 9/1/45	1,000,000	1,173,567
Riverside County Redevelopment Successor Agency, Tax Allocation Series B Insured: BAM
5.000%, due 10/1/26	575,000	678,447
Roseville Joint Union High School District, Certificates of Participation Insured: BAM
2.125%, due 6/1/35	385,000	387,912
Sacramento City Schools Joint Powers Financing Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 3/1/24	250,000	281,934
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
0.720%, due 7/1/24(a)	310,000	303,053
Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	234,421
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Salinas Union High School District, General Obligation Bonds Series A Insured: NATL
0.450%, due 10/1/23(a)	$225,000	$222,575
Salinas Valley Solid Waste Authority, Revenue Bonds Series A Insured: AGM
5.500%, due 8/1/26	520,000	603,330
San Juan Unified School District, General Obligation Bonds Insured: AGM
0.280%, due 8/1/23(a)	1,000,000	993,595
San Mateo County Community College District, General Obligation Bonds Series B Insured: NATL
0.900%, due 9/1/27(a)	150,000	141,719
San Ysidro School District, General Obligation Bonds Insured: AGM
5.000%, due 8/1/25	525,000	618,237
Series A Insured: BAM
3.000%, due 8/1/21	500,000	503,355
Series F Insured: AGM
2.220%, due 8/1/41(a)	2,000,000	1,278,883
Sanger Unified School District, General Obligation Bonds Series A Insured: AGM
1.400%, due 8/1/28(a)	305,000	275,573
Santa Rita Union School District, General Obligation Bonds Series B Insured: AGM
2.310%, due 8/1/39(a)	820,000	539,542
Savanna School District, General Obligation Bonds Series A Insured: AGM
2.100%, due 8/1/35(a)	250,000	185,493
Sonoma County Community Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM
4.000%, due 8/1/31	155,000	175,478
South Whittier School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/40	215,000	245,452
Southwestern Community College District, General Obligation Bonds Insured: NATL
0.490%, due 8/1/24(a)	560,000	551,202
Tulare Local Health Care District, General Obligation Bonds Insured: BAM
4.000%, due 8/1/35	350,000	416,047
4.000%, due 8/1/39	835,000	980,806
Turlock Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM
5.000%, due 9/1/25	310,000	368,608
Ukiah Unified School District, General Obligation Bonds Insured: XLCA
1.950%, due 8/1/31(a)	250,000	204,973
West Contra Costa Unified School District, General Obligation Bonds Series F Insured: AGM
4.000%, due 8/1/49	3,740,000	4,403,067
West Kern Community College District, Certificates of Participation Insured: AGM
4.000%, due 11/1/44	600,000	685,526

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Winters Joint Unified School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 8/1/47	$380,000	$445,350
Woodland Joint Unified School District, Revenue Bonds Insured: BAM
4.000%, due 8/1/33	300,000	358,037
Yuba City Unified School District, General Obligation Bonds Insured: NATL
0.740%, due 9/1/23(a)	350,000	344,012
		65,572,559
Colorado — 3.8%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	395,000	473,537
Castle Oaks Metropolitan District No 3, General Obligation Bonds Insured: AGM
4.000%, due 12/1/40	1,840,000	2,198,568
4.000%, due 12/1/45	2,150,000	2,537,733
Cherokee Metropolitan District, Revenue Bonds Insured: BAM
4.000%, due 8/1/35	675,000	834,099
Colorado Educational & Cultural Facilities Authority, Revenue Bonds Insured: BAM
4.000%, due 12/1/31	1,015,000	1,212,103
Crystal Valley Metropolitan District No 2, General Obligation Bonds Series A Insured: AGM
4.000%, due 12/1/39	500,000	591,697
4.000%, due 12/1/40	800,000	944,321
Grand Junction Regional Airport Authority, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/26	500,000	606,201
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	496,195
Lewis Pointe Metropolitan District, General Obligation Bonds Insured: BAM
4.000%, due 12/1/47	1,000,000	1,162,481
Morgan County Quality Water District, Revenue Bonds Insured: AGM
4.000%, due 12/1/45	1,090,000	1,279,287
4.000%, due 12/1/50	1,150,000	1,344,434
Poudre Tech Metropolitan District, General Obligation Bonds Insured: AGM
4.000%, due 12/1/32	1,310,000	1,545,527
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Insured: BAM
5.500%, due 12/1/35	450,000	584,020
Series B Insured: BAM
5.250%, due 12/1/33	150,000	192,221
5.250%, due 12/1/35	115,000	146,711
Saddle Rock Metropolitan District, General Obligation Bonds Insured: BAM
3.000%, due 12/1/26	225,000	251,604
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
South Sloan’s Lake Metropolitan District No 2, General Obligation Bonds Insured: AGM
4.000%, due 12/1/33	$250,000	$293,928
Vauxmont Metropolitan District, General Obligation Bonds Insured: AGM
5.000%, due 12/15/31	135,000	157,244
5.000%, due 12/15/32	155,000	180,238
		17,032,149
Connecticut — 4.1%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	27,880
5.000%, due 4/1/23	220,000	229,578
5.000%, due 7/1/24	20,000	22,892
5.000%, due 7/1/27	60,000	70,586
Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,698
Series C Insured: AGM
5.000%, due 7/15/32	20,000	23,401
City of New Britain CT, General Obligation Bonds Series A Insured: AGM
3.000%, due 9/1/44	2,625,000	2,754,015
Series B Insured: AGM
5.250%, due 9/1/29	250,000	317,184
5.250%, due 9/1/30	300,000	378,685
Series C Insured: AGM
5.000%, due 3/1/26	435,000	520,295
City of New Haven CT, General Obligation Bonds Series A Insured: AGM
5.000%, due 8/1/39	1,150,000	1,441,888
Series B Insured: BAM
5.000%, due 8/15/27	1,000,000	1,176,676
City of West Haven CT, General Obligation Bonds Insured: BAM
4.000%, due 3/15/28	205,000	240,079
4.000%, due 3/15/35	925,000	1,060,579
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Insured: AGM
5.000%, due 7/1/41	110,000	110,855
State of Connecticut Special Tax Revenue, Revenue Bonds Series A
4.000%, due 5/1/38	6,500,000	7,867,863
Town of Stratford CT, General Obligation Bonds Insured: AGM
5.000%, due 7/1/33	250,000	293,195
Town of Windham CT, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/15/32	445,000	548,873
4.000%, due 8/15/35	1,025,000	1,252,343
		18,353,565
Delaware — 0.1%
Delaware State Economic Development Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/21	150,000	152,818

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Delaware (continued)
5.000%, due 10/1/26	$280,000	$335,639
		488,457
District of Columbia — 0.8%
Metropolitan Washington Airports Authority, Revenue Bonds Series A
5.000%, due 10/1/34	2,000,000	2,599,646
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds Insured: AGC
2.060%, due 10/1/36(a)	1,585,000	1,154,794
		3,754,440
Florida — 3.5%
Central Florida Expressway Authority, Revenue Bonds Insured: AGM
4.000%, due 7/1/34	3,250,000	4,032,072
City of Boynton beach FL Utility System Revenue, Revenue Bonds Insured: AGM
4.500%, due 11/1/22	215,000	219,465
City of Melbourne FL Water & Sewer Revenue, Revenue Bonds Series B Insured: NATL
0.320%, due 10/1/21(a)	100,000	99,866
City of Miami FL Parking System Revenue, Revenue Bonds Insured: BAM
4.000%, due 10/1/38	1,000,000	1,157,319
City of Palm Bay FL, General Obligation Bonds Insured: AGM
5.000%, due 7/1/25	1,035,000	1,228,319
County of Lee FL Transportation Facilities Revenue, Revenue Bonds Insured: AGM
5.000%, due 10/1/25	500,000	576,867
County of Miami-Dade FL Transit System, Revenue Bonds Insured: AGM
5.000%, due 7/1/42	630,000	665,651
Florida Governmental Utility Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/22	215,000	229,380
Florida State Board of Governors Florida International University Dormitory Rev, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/32	2,195,000	2,674,836
Herons Glen Recreation District, Special Assessment Insured: BAM
2.500%, due 5/1/25	175,000	184,744
2.500%, due 5/1/26	200,000	212,735
Hillsborough County School Board, Revenue Bonds Insured: AGM
5.000%, due 10/1/22	245,000	261,242
Miami Beach Redevelopment Agency, Tax Allocation Series A Insured: AGM
5.000%, due 2/1/31	150,000	167,972
North Sumter County Utility Dependent District, Revenue Bonds Insured: BAM
5.000%, due 10/1/49	1,350,000	1,661,816
Orange County Convention Center/Orlando, Revenue Bonds Series B
5.000%, due 10/1/31	1,250,000	1,512,843
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
School Board of Miami-Dade County (The), Certificates of Participation Series C Insured: AMBAC
5.000%, due 10/1/21	$150,000	$153,012
St Lucie County School Board, Revenue Bonds Insured: AGM
5.000%, due 10/1/23	615,000	681,785
		15,719,924
Georgia — 0.2%
Carrollton Payroll Development Authority, Revenue Bonds Insured: AGM
5.000%, due 6/15/28	415,000	485,944
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds Series A Insured: NATL
5.250%, due 7/1/24	205,000	237,022
		722,966
Illinois — 14.1%
Chicago Board of Education, General Obligation Bonds Insured: NATL
0.800%, due 12/1/22(a)	200,000	197,467
0.970%, due 12/1/23(a)	500,000	487,644
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	250,000	296,775
Series A Insured: AGM
5.000%, due 12/1/27	500,000	620,074
5.000%, due 12/1/31	500,000	617,421
Series A Insured: NATL
1.390%, due 12/1/25(a)	1,295,000	1,215,137
Chicago O’Hare International Airport, Revenue Bonds Series E Insured: AGM
4.000%, due 1/1/39	1,300,000	1,536,332
Series F Insured: BAM
4.250%, due 1/1/47	365,000	410,953
Chicago Park District, General Obligation Bonds Series D Insured: BAM
4.000%, due 1/1/39	500,000	578,272
Series E Insured: BAM
4.000%, due 11/15/32	1,000,000	1,181,760
Series F-2
5.000%, due 1/1/40	1,065,000	1,315,109
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds Series A Insured: NATL
0.410%, due 1/1/22(a)	345,000	344,050
City of Kankakee IL, General Obligation Bonds Series A Insured: BAM
4.000%, due 1/1/34	450,000	500,211
4.000%, due 1/1/35	715,000	791,705
City of Sterling IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 11/1/36	600,000	719,367
4.000%, due 11/1/37	570,000	681,225
4.000%, due 11/1/38	500,000	595,866
4.000%, due 11/1/39	610,000	725,191
4.000%, due 11/1/40	635,000	753,066

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
City of Waukegan IL, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/30/36	$1,065,000	$1,241,351
4.000%, due 12/30/37	1,080,000	1,254,919
City of Waukegan IL Water & Sewer System Revenue, Revenue Bonds Insured: AGM
4.000%, due 12/30/22	125,000	132,268
4.000%, due 12/30/40	485,000	548,537
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/34	250,000	293,663
4.000%, due 2/1/36	400,000	466,045
4.000%, due 2/1/37	535,000	621,336
4.000%, due 2/1/38	525,000	608,008
4.000%, due 2/1/40	425,000	488,784
Cook & Will Counties School District No 194, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/31	325,000	376,126
Cook County School District No 88 Bellwood, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/1/21	365,000	372,752
Cook County School District No 94, General Obligation Bonds Insured: BAM
4.000%, due 12/1/40	460,000	521,682
Cook County Township High School District No 220 Reavis, General Obligation Bonds Insured: BAM
4.000%, due 6/1/40	1,005,000	1,144,873
County of Union IL, General Obligation Bonds Insured: AGM
4.000%, due 9/1/26	360,000	416,995
Crawford Hospital District, General Obligation Bonds Insured: AGM
4.000%, due 1/1/31	345,000	393,666
4.000%, due 1/1/34	675,000	783,864
Darien-Woodridge Fire Protection District, General Obligation Bonds Insured: BAM
3.000%, due 12/30/26	100,000	110,473
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	385,000	417,969
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, General Obligation Bonds Insured: AGM
4.000%, due 12/1/37	1,000,000	1,166,146
Lake County Community Consolidated School District No 3 Beach Park, General Obligation Bonds Insured: AGM
4.000%, due 2/1/29	1,130,000	1,355,928
Macon County School District No 61 Decatur, General Obligation Bonds Insured: AGM
4.000%, due 12/1/25	695,000	787,468
4.000%, due 12/1/30	250,000	287,293
4.000%, due 12/1/32	200,000	228,681
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
4.000%, due 12/1/34	$150,000	$170,703
4.000%, due 12/1/37	205,000	231,963
5.000%, due 12/1/40	1,000,000	1,234,605
Madison Bond Etc Counties Community Unit School District No 5 Highland, General Obligation Bonds Insured: BAM
3.000%, due 2/1/22	1,000,000	1,020,136
3.000%, due 2/1/23	1,000,000	1,045,792
3.000%, due 2/1/24	300,000	320,754
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	327,927
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	160,000	194,258
Metropolitan Pier & Exposition Authority, Revenue Bonds Insured: AGM
2.900%, due 6/15/45(a)	500,000	249,620
2.930%, due 6/15/47(a)	225,000	105,308
Series A Insured: AGM
4.000%, due 6/15/50	1,850,000	2,085,238
Montgomery & Macoupin Counties Community Unit School District No 12 Litchfield, General Obligation Bonds Series C Insured: BAM
4.000%, due 10/1/24	335,000	371,214
4.000%, due 10/1/33	1,000,000	1,198,835
Northern Illinois University, Revenue Bonds Insured: BAM
4.000%, due 10/1/38	1,000,000	1,172,096
4.000%, due 10/1/40	855,000	998,816
4.000%, due 10/1/43	1,300,000	1,510,217
Series B Insured: BAM
4.000%, due 4/1/35	1,200,000	1,401,968
Regional Transportation Authority, Revenue Bonds Series A Insured: NATL
5.500%, due 7/1/23	155,000	171,544
Sales Tax Securitization Corp., Revenue Bonds Series A Insured: BAM
5.000%, due 1/1/37	2,030,000	2,547,394
Sangamon County School District No 186 Springfield, General Obligation Bonds Series B Insured: AGM
5.000%, due 2/1/34	500,000	644,340
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/36	1,000,000	1,258,368
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100, General Obligation Bonds Insured: BAM
4.000%, due 12/1/38	1,000,000	1,182,035
4.000%, due 12/1/40	2,010,000	2,354,721
State of Illinois, General Obligation Bonds Insured: AGM
4.000%, due 2/1/30	690,000	778,579

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Insured: NATL
6.000%, due 11/1/26	$500,000	$606,386
Series D
5.000%, due 11/1/24	2,800,000	3,186,479
State of Illinois, Revenue Bonds Insured: BAM
4.250%, due 6/15/30	500,000	501,580
Insured: NATL
6.000%, due 6/15/23	180,000	199,256
6.000%, due 6/15/24	350,000	405,272
Series A Insured: BAM
4.000%, due 6/15/35	750,000	834,184
Series C
4.000%, due 6/15/21	225,000	225,790
Summerfield Lebanon Mascoutah Water Commission St Clair County, Revenue Bonds Insured: BAM
5.000%, due 4/1/26	205,000	242,739
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	595,380
University of Illinois, Revenue Bonds Series A Insured: NATL
0.330%, due 4/1/22(a)	200,000	199,385
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/22	125,000	128,433
Washington County Community Unit School Dist No 10 West Washington, General Obligation Bonds Insured: BAM
4.000%, due 1/15/25	750,000	840,599
West Chicago Park District, General Obligation Bonds Series B Insured: BAM
3.000%, due 12/1/26	565,000	626,916
Western Illinois University, Revenue Bonds Insured: BAM
4.000%, due 4/1/32	1,000,000	1,189,309
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds Series B Insured: AGM
4.000%, due 1/1/33	500,000	566,439
4.000%, due 1/1/35	480,000	541,235
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/1/34	500,000	586,376
4.000%, due 12/1/36	500,000	583,022
4.000%, due 12/1/37	515,000	598,795
		62,820,458
Indiana — 1.5%
City of Columbus IN Sewage Works Revenue, Revenue Bonds Insured: AGM
3.000%, due 2/15/24	500,000	537,044
City of Washington IN Electric Utility Revenue, Revenue Bonds Insured: BAM
3.000%, due 1/1/22	205,000	208,555
	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indiana Bond Bank, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/22	$545,000	$565,856
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds Series E Insured: AMBAC
0.450%, due 2/1/24(a)	450,000	444,515
0.640%, due 2/1/25(a)	300,000	292,906
Muncie Sanitary District, Revenue Bonds Series A Insured: AGM
3.000%, due 1/1/23	520,000	543,472
4.000%, due 1/1/24	700,000	765,376
Series A Insured: NATL
2.000%, due 1/1/22	140,000	141,480
Series C Insured: AGM
3.000%, due 7/1/22	750,000	773,840
Terre Haute Sanitation District, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/29	890,000	1,048,265
4.000%, due 1/1/30	205,000	242,102
Town of Speedway IN Sewage Works Revenue, Revenue Bonds Series A Insured: AGM
3.000%, due 9/1/23	350,000	370,839
3.000%, due 9/1/25	525,000	574,976
		6,509,226
Iowa — 1.0%
Camanche Community School District, General Obligation Bonds Insured: AGM
5.000%, due 6/1/28	620,000	787,918
City of Altoona IA, General Obligation Bonds Series C Insured: BAM
3.000%, due 6/1/22	320,000	329,441
3.000%, due 6/1/24	345,000	371,081
City of Newton IA, General Obligation Bonds Series C Insured: AGM
2.000%, due 6/1/21	500,000	500,697
Lewis Central Community School District, Revenue Bonds Insured: BAM
4.000%, due 7/1/22	525,000	548,257
4.000%, due 7/1/29	995,000	1,211,743
Red Oak Community School District, General Obligation Bonds Insured: BAM
5.000%, due 6/1/25	145,000	171,155
Sioux Center Community School District, General Obligation Bonds Insured: AGM
5.000%, due 5/1/24	290,000	329,740
		4,250,032
Kentucky — 0.3%
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
0.657% (3-Month LIBOR + 0.52%), due 11/1/21(b)	510,000	510,000
0.687% (3-Month LIBOR + 0.55%), due 11/1/25(b)	130,000	130,000
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	559,241

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	$100,000	$112,478
		1,311,719
Louisiana — 3.6%
Calcasieu Parish School District No 23, General Obligation Bonds Insured: BAM
5.000%, due 9/1/27	600,000	743,418
5.000%, due 9/1/28	910,000	1,152,035
City of New Orleans LA Sewerage Service Revenue, Revenue Bonds Series B Insured: AGM
4.000%, due 6/1/35	400,000	475,224
4.000%, due 6/1/36	400,000	473,690
4.000%, due 6/1/37	325,000	383,603
4.000%, due 6/1/38	350,000	411,970
4.000%, due 6/1/39	850,000	997,857
City of Plaquemine LA, Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/24	750,000	814,121
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series B Insured: AGM
4.000%, due 12/1/33	270,000	314,561
Series C Insured: BAM
5.000%, due 12/1/31	500,000	644,937
5.000%, due 12/1/32	125,000	160,716
Greater Ouachita Water Co., Revenue Bonds Insured: BAM
4.000%, due 9/1/36	775,000	904,161
Jefferson Davis Parish Water and Sewer Commission No 1, Revenue Bonds Insured: BAM
3.000%, due 12/1/34	120,000	130,242
3.000%, due 12/1/39	365,000	387,283
3.000%, due 12/1/43	360,000	376,344
Louisiana Energy & Power Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 6/1/23	445,000	488,590
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds Insured: AGM
4.000%, due 10/1/38	1,000,000	1,198,107
4.000%, due 10/1/39	600,000	717,084
4.000%, due 10/1/40	755,000	900,198
Insured: BAM 4.000%, due 10/1/40	850,000	1,010,227
Louisiana State Citizens Property Insurance Corp., Revenue Bonds Insured: AGM
5.000%, due 6/1/21	100,000	100,367
New Orleans Aviation Board, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/37	1,000,000	1,247,239
Parish of St Mary LA, Revenue Bonds Insured: AGM
5.000%, due 3/1/27	330,000	405,836
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	610,000	738,277
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Ward Two Water District of Livingston Parish, Revenue Bonds Insured: BAM
4.000%, due 4/1/27	$500,000	$580,324
4.000%, due 4/1/28	300,000	353,266
		16,109,677
Maine — 0.0%(c)
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	178,724
Maryland — 0.3%
City of Cumberland MD, General Obligation Bonds Insured: AGM
5.000%, due 6/1/24	400,000	456,988
5.000%, due 6/1/25	450,000	530,970
Maryland State Transportation Authority, Revenue Bonds Insured: AGM
5.000%, due 6/1/23	245,000	268,623
		1,256,581
Massachusetts — 1.6%
Bridgewater-Raynham Regional School District, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/29	1,405,000	1,726,571
City of Worcester MA, General Obligation Bonds Insured: AGM
3.000%, due 2/15/31	500,000	568,956
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
0.707% (3-Month LIBOR + 0.57%), due 5/1/37(b)	85,000	84,845
Series B Insured: AMBAC-TCRS-BNY
5.250%, due 8/1/28	415,000	545,499
Commonwealth of Massachusetts, Revenue Bonds Insured: NATL
5.500%, due 1/1/22	2,415,000	2,497,192
5.500%, due 1/1/25	600,000	706,929
Massachusetts Department of Transportation, Revenue Bonds Series C Insured: NATL
0.370%, due 1/1/22(a)	325,000	324,190
Massachusetts School Building Authority, Revenue Bonds Series A
5.000%, due 11/15/34	350,000	417,444
		6,871,626
Michigan — 3.4%
Benzie County Central Schools, General Obligation Bonds Series I Insured: AGM
4.000%, due 5/1/35	340,000	422,295
4.000%, due 5/1/36	300,000	371,304
4.000%, due 5/1/37	330,000	406,942
4.000%, due 5/1/38	300,000	368,832
4.000%, due 5/1/39	300,000	367,744
4.000%, due 5/1/40	300,000	366,954
4.000%, due 5/1/41	300,000	365,862
4.000%, due 5/1/45	1,250,000	1,508,082

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Series B Insured: NATL
5.500%, due 7/1/21	$500,000	$504,037
5.500%, due 7/1/22	1,000,000	1,058,874
City of Taylor MI, General Obligation Bonds Insured: BAM
4.000%, due 3/1/24	770,000	847,529
4.000%, due 3/1/27	490,000	578,524
4.000%, due 3/1/29	710,000	862,983
4.000%, due 3/1/35	1,185,000	1,445,442
Eastern Michigan University, Revenue Bonds Series A Insured: BAM
5.000%, due 3/1/27	750,000	924,268
Fitzgerald Public School District, General Obligation Bonds Insured: BAM
4.000%, due 5/1/22	150,000	155,324
Grandville Public Schools, General Obligation Bonds Series I Insured: AGM
4.000%, due 5/1/37	245,000	291,555
4.000%, due 5/1/40	200,000	236,068
Leland Public School District, General Obligation Bonds Insured: AGM
4.000%, due 5/1/37	590,000	684,264
Saginaw City School District, General Obligation Bonds
4.000%, due 5/1/44	2,505,000	2,997,471
Warren Consolidated Schools, General Obligation Bonds Series B Insured: BAM
5.000%, due 5/1/22	280,000	293,337
Wayne County Airport Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 12/1/42	110,000	117,556
		15,175,247
Minnesota — 0.2%
Centennial Independent School District No 12, General Obligation Bonds Series A Insured: SD CRED PROG
0.170%, due 2/1/22(a)	650,000	649,185
Mississippi — 0.5%
Biloxi Public School District, Revenue Bonds Insured: BAM
5.000%, due 4/1/24	270,000	305,443
City of Jackson MS, General Obligation Bonds Series A Insured: BAM
4.000%, due 5/1/25	150,000	170,842
Mississippi Development Bank, Revenue Bonds Insured: BAM
4.000%, due 7/1/45	$500,000	$589,147
5.000%, due 7/1/33	490,000	642,977
5.250%, due 10/1/38	460,000	583,795
		2,292,204
Missouri — 1.5%
City of St Louis MO Airport Revenue, Revenue Bonds Insured: NATL
5.500%, due 7/1/28	1,000,000	1,309,665
Series A Insured: AGM
5.000%, due 7/1/23	1,000,000	1,102,406
	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Kansas City Industrial Development Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 3/1/50	$1,480,000	$1,707,005
Series B
5.000%, due 3/1/46	2,000,000	2,432,277
		6,551,353
Montana — 0.1%
City of Bozeman MT, Tax Allocation Insured: AGM
2.000%, due 7/1/21	90,000	90,200
2.000%, due 7/1/22	50,000	50,807
3.000%, due 7/1/24	100,000	106,915
4.000%, due 7/1/26	75,000	86,229
4.000%, due 7/1/27	100,000	116,969
		451,120
Nevada — 0.9%
City of Reno NV, Revenue Bonds Series A-1 Insured: AGM
5.000%, due 6/1/28	730,000	896,615
5.000%, due 6/1/32	265,000	319,361
Clark County School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 6/15/40	400,000	475,087
Series B Insured: BAM
5.000%, due 6/15/28	250,000	320,274
5.000%, due 6/15/31	1,500,000	1,988,805
		4,000,142
New Jersey — 6.9%
Atlantic City Board of Education, General Obligation Bonds Insured: AGM
4.000%, due 4/1/26	400,000	456,237
4.000%, due 4/1/28	425,000	498,926
4.000%, due 4/1/30	335,000	391,014
4.000%, due 4/1/33	325,000	373,847
4.000%, due 4/1/35	330,000	377,169
Borough of Paulsboro NJ, General Obligation Bonds Insured: BAM
1.000%, due 8/15/23	160,000	162,286
1.000%, due 8/15/24	160,000	162,526
1.000%, due 8/15/25	165,000	167,478
Camden County Improvement Authority (The), Revenue Bonds Series A Insured: BAM
5.000%, due 7/1/25	875,000	1,032,880
Casino Reinvestment Development Authority, Inc., Revenue Bonds Insured: AGM
5.000%, due 11/1/27	500,000	564,212
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
5.000%, due 11/1/21	165,000	168,659
City of Bayonne NJ, General Obligation Bonds Insured: AGM
4.000%, due 7/15/24	100,000	111,480
City of East Orange NJ, General Obligation Bonds Insured: AGM
4.000%, due 9/15/23	665,000	723,621
4.000%, due 9/15/24	125,000	140,001

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
City of Newark NJ, General Obligation Bonds Series A Insured: AGM
5.000%, due 10/1/27	$500,000	$616,836
5.000%, due 10/1/28	750,000	940,745
Series C Insured: AGM
5.000%, due 10/1/28	145,000	181,877
5.000%, due 10/1/29	190,000	242,009
City of Orange Township NJ, General Obligation Bonds Insured: AGM
4.000%, due 12/1/27	1,295,000	1,523,436
City of Perth Amboy NJ, General Obligation Bonds Insured: AGM
5.000%, due 7/1/25	765,000	900,616
City of Trenton NJ, General Obligation Bonds Insured: AGM
3.000%, due 3/15/23	250,000	262,440
City of Union City NJ, General Obligation Bonds Insured: AGM
0.050%, due 8/1/24	1,425,000	1,390,907
2.250%, due 8/1/25	1,450,000	1,527,609
East Orange Board Of Education, Certificates of Participation Insured: AGM
1.190%, due 8/1/26(a)	100,000	93,952
Garden State Preservation Trust, Revenue Bonds Series B Insured: AGM
1.110%, due 11/1/25(a)	110,000	104,632
Gloucester County Improvement Authority (The), Revenue Bonds Series A Insured: BAM
5.000%, due 7/1/28	265,000	311,196
Long Branch Board of Education, General Obligation Bonds Insured: AGM
5.000%, due 7/15/29	265,000	335,591
New Jersey Economic Development Authority, Revenue Bonds Series A
4.000%, due 7/1/22	2,725,000	2,839,867
Series A Insured: BAM
4.000%, due 7/1/34	150,000	169,313
5.000%, due 7/1/23	1,500,000	1,657,732
Series K Insured: NATL
5.250%, due 12/15/21	110,000	113,371
New Jersey Educational Facilities Authority, Revenue Bonds Series F Insured: BAM
5.000%, due 7/1/25	300,000	356,033
New Jersey Transportation Trust Fund Authority, Revenue Bonds
1.690%, due 12/15/31(a)	410,000	342,698
Insured: BHAC-CR AMBAC
0.450%, due 12/15/24(a)	670,000	659,084
1.280%, due 12/15/28(a)	235,000	213,195
Insured: BHAC-CR MBIA
1.100%, due 12/15/27(a)	500,000	464,803
Series A Insured: BAM
4.000%, due 12/15/37	275,000	317,728
Series A Insured: NATL
5.250%, due 12/15/21	500,000	515,324
Series B Insured: AMBAC
5.250%, due 12/15/23	340,000	383,676
Series B Insured: NATL
5.500%, due 12/15/21	500,000	516,091
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
Series C Insured: AGM
2.000%, due 12/15/33(a)	$250,000	$194,428
Series C Insured: AMBAC
0.660%, due 12/15/24(a)	750,000	732,218
0.900%, due 12/15/25(a)	780,000	748,320
1.140%, due 12/15/26(a)	1,330,000	1,247,737
Oceanport School District, General Obligation Bonds Insured: BAM
2.500%, due 7/15/24	495,000	525,973
Passaic Valley Sewerage Commission, Revenue Bonds Series H Insured: AGM
5.000%, due 12/1/24	450,000	520,443
Series I Insured: AGM
5.000%, due 12/1/25	100,000	119,296
South Jersey Transportation Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 11/1/40	880,000	1,036,913
5.000%, due 11/1/30	700,000	910,053
State of New Jersey, General Obligation Bonds Series A
5.000%, due 6/1/29	700,000	911,620
Township of Hillside NJ, General Obligation Bonds Insured: AGM
3.000%, due 5/15/30	565,000	606,739
Union Township Board of Education/Union County, General Obligation Bonds Insured: BAM
4.000%, due 8/15/31	350,000	434,938
Washington Borough Board of Education/Warren County, General Obligation Bonds Insured: AGM
4.000%, due 7/15/25	125,000	142,063
4.000%, due 7/15/27	135,000	158,444
		30,600,282
New York — 10.5%
Broome County Local Development Corp., Revenue Bonds Insured: AGM
3.000%, due 4/1/45	1,200,000	1,237,240
Buffalo Municipal Water Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 7/1/49	925,000	1,044,962
City of New York NY, General Obligation Bonds Series B-1 Insured: BAM
5.000%, due 10/1/42	1,425,000	1,794,449
5.000%, due 10/1/43	1,030,000	1,294,367
City of Schenectady NY, General Obligation Bonds Insured: AGM
3.000%, due 5/1/23	250,000	263,496
City of Syracuse NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 5/15/34	930,000	1,083,834
City of Yonkers NY, General Obligation Bonds Series A
4.000%, due 2/15/23	265,000	282,300
4.000%, due 2/15/24	250,000	274,193
Series A Insured: AGM
5.000%, due 2/15/26	825,000	993,227
5.000%, due 2/15/28	650,000	821,578

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Series A Insured: BAM
5.000%, due 5/1/28	$1,215,000	$1,542,920
Series B
4.000%, due 2/15/23	280,000	298,331
4.000%, due 2/15/24	290,000	318,149
Series B Insured: AGM
5.000%, due 2/15/26	640,000	770,839
5.000%, due 2/15/28	560,000	709,502
5.000%, due 2/15/30	770,000	1,011,327
County of Chautauqua NY, General Obligation Bonds Series A Insured: BAM
2.000%, due 12/15/22	130,000	133,726
County of Monroe NY, General Obligation Bonds Insured: AGM
5.000%, due 6/1/22	1,070,000	1,125,004
Insured: BAM
5.000%, due 6/1/25	280,000	330,381
County of Suffolk NY, General Obligation Bonds Series B Insured: AGM
4.000%, due 10/15/21	50,000	50,815
5.000%, due 10/15/28	500,000	633,424
Series C Insured: BAM
4.000%, due 2/1/28	280,000	334,573
5.000%, due 2/1/23	410,000	442,848
5.000%, due 5/1/27	145,000	164,081
Metropolitan Transportation Authority, Revenue Bonds Series A-1
4.000%, due 11/15/48	3,620,000	4,140,526
4.000%, due 11/15/52	595,000	670,686
5.000%, due 11/15/29	500,000	594,173
Series A-1 Insured: AGM
4.000%, due 11/15/44	1,000,000	1,149,657
Series B Insured: AMBAC
5.250%, due 11/15/24	1,000,000	1,170,170
Series C Insured: AGM
4.000%, due 11/15/46	745,000	848,912
Series C Insured: BAM
5.000%, due 11/15/44	650,000	802,228
Series C-1
4.750%, due 11/15/45	600,000	722,552
Series E
4.000%, due 11/15/45	450,000	513,377
Mount Vernon City School District, General Obligation Bonds Insured: BAM
4.000%, due 9/15/21	350,000	354,978
Series A Insured: BAM
3.000%, due 3/15/24	275,000	295,274
New York City Industrial Development Agency, Revenue Bonds Insured: NATL
2.260%, due 3/1/24(b)(d)	1,500,000	1,542,742
Series A Insured: AGM
5.000%, due 1/1/30	1,750,000	2,288,741
5.000%, due 1/1/31	1,250,000	1,661,334
New York Convention Center Development Corp., Revenue Bonds Series B Insured: BAM
2.120%, due 11/15/33(a)	1,500,000	1,151,775
2.370%, due 11/15/38(a)	375,000	247,877
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 10/1/36	$500,000	$579,886
Series A Insured: NATL
5.500%, due 5/15/21	375,000	375,618
Series B Insured: AMBAC
5.500%, due 3/15/24	125,000	143,465
Series B Insured: BAM
4.000%, due 8/15/33	115,000	132,038
4.000%, due 8/15/34	120,000	137,165
4.000%, due 8/15/35	160,000	182,295
4.000%, due 8/15/36	200,000	226,822
4.000%, due 8/15/37	450,000	508,040
Series D Insured: AGM
5.000%, due 10/1/30	1,000,000	1,277,818
New York State Thruway Authority, Revenue Bonds Series B Insured: AGM
4.000%, due 1/1/45	1,115,000	1,287,716
Niagara Falls City School District, Certificates of Participation Insured: AGM
4.000%, due 6/15/26	200,000	219,265
5.000%, due 6/15/25	670,000	760,277
Niagara Falls City School District, General Obligation Bonds Insured: BAM
5.000%, due 6/15/28	590,000	737,402
North Syracuse Central School District, General Obligation Bonds Insured: NATL
5.000%, due 6/15/22	90,000	94,804
Oneida County Local Development Corp., Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/44	250,000	259,860
4.000%, due 12/1/38	250,000	286,102
Pulaski Central School District, General Obligation Bonds Insured: AGM
5.000%, due 6/15/23	250,000	273,922
Town of Oyster Bay NY, General Obligation Bonds Insured: AGM
4.000%, due 3/1/28	835,000	1,006,992
Insured: BAM
4.000%, due 2/15/26	65,000	75,300
4.000%, due 11/1/26	800,000	941,272
4.000%, due 2/15/27	55,000	65,121
Series B Insured: AGM
3.000%, due 2/1/24	1,790,000	1,918,915
		46,600,663
North Carolina — 0.7%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	668,848
Western Carolina University, Revenue Bonds Insured: AGM
5.000%, due 6/1/26	945,000	1,141,844
5.000%, due 6/1/27	500,000	600,695
5.000%, due 6/1/28	550,000	656,942
Winston-Salem State University, Revenue Bonds Insured: BAM
5.000%, due 6/1/21	125,000	125,421
		3,193,750

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
North Dakota — 0.2%
State Board of Higher Education of the State of North Dakota, Revenue Bonds Series A Insured: AGM
4.000%, due 4/1/44	$670,000	$771,008
Ohio — 0.8%
Bethel Local School District, Certificates of Participation Insured: BAM
4.000%, due 12/1/25	265,000	301,786
City of Lorain OH, General Obligation Bonds Insured: AGM
3.875%, due 12/1/27	605,000	615,502
Series A Insured: BAM
4.000%, due 12/1/24	250,000	279,264
4.000%, due 12/1/25	260,000	297,349
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A Insured: AGM
4.000%, due 11/15/37	375,000	443,864
Conotton Valley Union Local School District, Certificates of Participation Insured: AGM
4.000%, due 12/1/33	315,000	347,763
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	602,127
Euclid City School District, Certificates of Participation Insured: BAM
4.000%, due 12/1/39	400,000	459,198

		3,346,853
Oklahoma — 0.1%
Tulsa Airports Improvement Trust, Revenue Bonds Series A Insured: BAM
5.000%, due 6/1/23	500,000	547,662
Oregon — 1.0%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/15/37	400,000	493,116
Jackson County School District No 6 Central Point, General Obligation Bonds Series B Insured: SCH BD GTY
2.270%, due 6/15/49(a)	500,000	205,439
Medford Hospital Facilities Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 8/15/45	3,170,000	3,726,813
		4,425,368
Pennsylvania — 5.6%
Allentown City School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/22	200,000	205,334
Ambridge Area School District, General Obligation Bonds Insured: AGM
4.000%, due 11/1/22	660,000	696,827
Bellwood-Antis School District, General Obligation Bonds Series A Insured: BAM
3.000%, due 6/1/25	480,000	527,515
Series AA Insured: BAM
3.000%, due 6/1/25	300,000	329,697
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
3.000%, due 6/1/26	$305,000	$339,867
Bristol Borough School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 3/1/25	250,000	278,633
Butler Area Sewer Authority, Revenue Bonds Insured: BAM
5.000%, due 7/1/26	390,000	474,516
Catasauqua Area School District, General Obligation Bonds Insured: BAM
4.000%, due 2/15/26	245,000	278,859
4.000%, due 2/15/27	70,000	80,820
4.000%, due 2/15/28	430,000	503,949
4.000%, due 2/15/29	695,000	819,935
4.000%, due 2/15/30	595,000	695,245
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	400,000	427,743
Coatesville School District, General Obligation Bonds Insured: AGM
5.000%, due 8/1/23	150,000	165,500
County of Cambria PA, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/32	250,000	285,226
Delaware County Regional Water Quality Control Authority, Revenue Bonds Insured: NATL
5.250%, due 5/1/22	205,000	215,377
Ephrata Borough Authority, Revenue Bonds Series B Insured: AGM
3.000%, due 11/1/43	1,150,000	1,229,678
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	460,000	577,854
Gettysburg Municipal Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 11/15/31	1,135,000	1,388,078
Greater Johnstown School District, General Obligation Bonds Series C Insured: NATL
1.610%, due 8/1/28(a)	200,000	177,997
Hazle Township Municipal Authority, Revenue Bonds Insured: BAM
4.000%, due 12/1/23	245,000	267,082
Lancaster Higher Education Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	500,000	589,769
5.000%, due 10/1/23	300,000	334,113
Lancaster School District, General Obligation Bonds Insured: AGM
4.000%, due 6/1/36	35,000	41,459
Latrobe Municipal Authority, Revenue Bonds Insured: BAM
4.000%, due 4/1/32	190,000	213,420
Lehigh County Authority, Revenue Bonds Insured: BAM
2.450%, due 12/1/37(a)	405,000	270,421
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
0.735% (3-Month LIBOR + 0.60%), due 7/1/27(b)	185,000	183,599

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Revenue Bonds Series C Insured: AGM
6.250%, due 6/1/33	$750,000	$947,399
Pittsburgh Water & Sewer Authority, Revenue Bonds Series B Insured: AGM
4.000%, due 9/1/35	700,000	838,887
4.000%, due 9/1/50	1,000,000	1,170,861
Reading School District, General Obligation Bonds Insured: AGM
5.000%, due 3/1/37	2,000,000	2,422,083
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR FGIC
5.000%, due 6/1/34	210,000	295,378
Series F Insured: BAM
5.000%, due 9/1/27	725,000	884,089
Somerset Area School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/23	425,000	451,411
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds Insured: AGM
5.000%, due 2/1/31	250,000	326,861
State Public School Building Authority, Revenue Bonds Insured: AGM
5.000%, due 6/1/21	375,000	376,337
Insured: BAM
3.000%, due 3/1/39	750,000	798,811
Series A Insured: AGM
5.000%, due 9/15/21	875,000	889,812
Series A Insured: BAM
5.000%, due 6/15/22	285,000	299,884
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds Insured: AGM
4.000%, due 9/1/31	415,000	466,890
4.000%, due 9/1/32	435,000	487,831
Waverly Township Municipal Authority, Revenue Bonds Insured: BAM
4.000%, due 2/15/27	950,000	1,084,301
Westmoreland County Municipal Authority, Revenue Bonds Series A Insured: FGIC
0.490%, due 8/15/23(a)	815,000	805,954
Williamsport Sanitary Authority, Revenue Bonds Insured: BAM
5.000%, due 1/1/30	500,000	645,847
		24,791,149
Puerto Rico — 0.3%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	480,000	499,200
Series A-4 Insured: AGM
5.250%, due 7/1/30	100,000	102,902
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,542
	Principal Amount	Value
Municipal Bonds (continued)
Puerto Rico (continued)
Series UU Insured: AGM
0.655% (3-Month LIBOR + 0.52%), due 7/1/29(b)	$510,000	$472,402
		1,100,046
Rhode Island — 0.7%
City of Cranston RI, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/1/29	110,000	134,003
Providence Public Building Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 9/15/35	1,085,000	1,238,618
Series B Insured: AGM
5.000%, due 6/15/26	275,000	327,007
5.000%, due 6/15/36	660,000	805,773
Rhode Island Health and Educational Building Corp., Revenue Bonds Series A Insured: AGM
4.000%, due 5/15/36	390,000	462,874
5.000%, due 5/15/29	110,000	135,505
		3,103,780
South Carolina — 0.3%
City of Camden SC Combined Public Utility System Revenue, Revenue Bonds Insured: AGM
2.000%, due 3/1/23	600,000	619,552
Williamsburg County Public Facilities Corp., Revenue Bonds Insured: BAM
4.000%, due 6/1/30	625,000	769,370
		1,388,922
Tennessee — 0.1%
County of Campbell TN, General Obligation Bonds Insured: AGM
5.000%, due 6/1/21	320,000	321,166
Texas — 5.9%
Central Texas Turnpike System, Revenue Bonds Series A Insured: AMBAC
1.690%, due 8/15/29(a)	1,000,000	869,584
Series A Insured: BHAC-CR AMBAC
0.720%, due 8/15/26(a)	1,000,000	962,816
0.890%, due 8/15/27(a)	205,000	193,826
City of Arlington TX Special Tax Revenue, Special Tax Insured: AGM
5.000%, due 2/15/32	725,000	841,220
Series A Insured: AGM
4.000%, due 2/15/44	2,000,000	2,280,865
5.000%, due 2/15/38	700,000	861,981
City of Houston TX Combined Utility System Revenue, Revenue Bonds Insured: AGM
0.610%, due 12/1/25(a)	460,000	447,359
City of Mission TX, General Obligation Bonds Insured: BAM
5.000%, due 2/15/22	1,395,000	1,446,072
City of Mount Pleasant TX, General Obligation Bonds Insured: AGM
4.000%, due 5/15/34	2,110,000	2,607,236
City of Rio Grande City TX, General Obligation Bonds Insured: AGM
4.000%, due 2/15/26	630,000	727,579

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Clear Lake City Water Authority, General Obligation Bonds Insured: NATL
3.000%, due 3/1/25	$170,000	$185,062
County of La Salle TX, General Obligation Bonds Insured: AGM
5.000%, due 3/1/27	500,000	617,779
Fort Bend County Municipal Utility District No 169, General Obligation Bonds Series B Insured: AGM
3.000%, due 12/1/25	420,000	459,518
Fort Bend County Municipal Utility District No 58, General Obligation Bonds Insured: BAM
3.000%, due 4/1/33	400,000	439,550
3.000%, due 4/1/34	445,000	487,416
3.000%, due 4/1/35	435,000	475,530
3.000%, due 4/1/37	825,000	896,561
Galveston County Municipal Utility District No 56, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	400,000	444,570
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/34	325,000	375,185
Harris County-Houston Sports Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 11/15/25	220,000	251,758
Hidalgo County Regional Mobility Authority, Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/45	1,000,000	1,070,672
La Joya Independent School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/38	500,000	557,524
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds Series 1B Insured: AGM
3.000%, due 9/1/21	180,000	181,524
3.000%, due 9/1/22	180,000	186,178
Matagorda County Navigation District No 1, Revenue Bonds Insured: AMBAC
5.125%, due 11/1/28(d)	615,000	777,518
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series A-1 Insured: AGM
5.000%, due 7/1/28	500,000	611,943
Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	177,714
North Texas Tollway Authority, Revenue Bonds Series D Insured: AGC
1.360%, due 1/1/29(a)	1,460,000	1,316,204
Northlake Municipal Management District No 1, General Obligation Bonds Insured: BAM
4.500%, due 3/1/24	185,000	204,275
Southwest Houston Redevelopment Authority, Revenue Bonds Insured: AGM
4.000%, due 9/1/32	450,000	516,249
5.000%, due 9/1/28	210,000	255,654
5.000%, due 9/1/29	225,000	277,302
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
5.000%, due 9/1/30	$350,000	$436,180
Texas State Technical College, Revenue Bonds Insured: AGM
5.000%, due 10/15/25	525,000	625,402
Timber Lane Utility District, General Obligation Bonds Insured: AGM
3.500%, due 8/1/23	500,000	535,289
3.500%, due 8/1/24	500,000	548,695
3.500%, due 8/1/25	500,000	559,985
3.500%, due 8/1/26	500,000	569,882
Travis County Water Control & Improvement District, General Obligation Bonds Insured: BAM
4.000%, due 8/15/26	505,000	584,452
Viridian Municipal Management District, General Obligation Bonds Insured: BAM
4.000%, due 12/1/26	390,000	458,716
		26,322,825
Utah — 0.5%
Utah Transit Authority, Revenue Bonds Series A Insured: BHAC-CR MBIA
5.000%, due 6/15/35	215,000	298,842
Series C Insured: AGM
5.250%, due 6/15/32	1,000,000	1,373,093
Weber Basin Water Conservancy District, Revenue Bonds Series A
4.000%, due 4/1/46	600,000	702,534
		2,374,469
Washington — 0.6%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL
0.260%, due 2/1/22(a)	530,000	528,940
Chelan County Public Utility District No 1, Revenue Bonds Insured: NATL
0.590%, due 6/1/24(a)	100,000	98,209
Series A Insured: NATL
0.420%, due 6/1/23(a)	100,000	99,127
Klickitat County Public Utility District No 1, Revenue Bonds Series A Insured: AGM
4.000%, due 12/1/37	750,000	888,293
State of Washington, General Obligation Bonds Series 03-C Insured: NATL
0.810%, due 6/1/26(a)	250,000	239,915
Series C Insured: AMBAC
0.330%, due 6/1/23(a)	200,000	198,623
0.500%, due 6/1/24(a)	265,000	260,973
0.810%, due 6/1/26(a)	200,000	191,932
Series C Insured: NATL
1.340%, due 6/1/29(a)	125,000	112,218
Series E Insured: XLCA
0.410%, due 12/1/23(a)	100,000	98,940
		2,717,170
West Virginia — 1.3%
City of Fairmont WV Water Revenue, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/29	150,000	176,548

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
West Virginia (continued)
Morgantown Utility Board, Inc., Revenue Bonds Series A Insured: BAM
3.000%, due 12/1/23	$290,000	$307,725
4.000%, due 12/1/24	300,000	334,440
4.000%, due 12/1/25	325,000	370,429
West Virginia Hospital Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/51	4,200,000	4,666,058
		5,855,200
Wisconsin — 1.2%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	500,000	626,075
Insured: BAM
4.000%, due 9/1/26	300,000	352,442
5.000%, due 9/1/28	250,000	321,753
City of Superior WI, Revenue Bonds Insured: NATL
6.900%, due 8/1/21	270,000	274,448
Fond Du Lac School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 4/1/35	400,000	472,467
Omro School District, General Obligation Bonds Insured: BAM
3.000%, due 3/1/28	230,000	261,521
Public Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 7/1/40	300,000	340,193
4.000%, due 7/1/45	800,000	898,129
Village of Mount Pleasant WI, Tax Allocation Series A Insured: BAM
5.000%, due 4/1/48	1,135,000	1,365,256
Wisconsin Center District, Revenue Bonds Series C Insured: AGM
2.310%, due 12/15/36(a)	320,000	211,375

		5,123,659
Total Municipal Bonds (Cost $416,409,283)		421,904,873
	Shares
Short-Term Investment — 8.4%
Money Market Fund — 8.4%
Fidelity Investments Money Market Treasury Only Class I, 0.01%(e) (Cost $37,105,168)	37,105,168	37,105,168
Total Investments — 103.4% (Cost $453,514,451)		459,010,041
Other Assets and Liabilities, Net — (3.4)%		(14,683,353)
Net Assets — 100.0%		$444,326,688

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2021.

(c)
Less than 0.05%.

(d)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(e)
Reflects the 7-day yield at April 30, 2021.

Abbreviations
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
BHAC-CR	—	Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	—	Financial Guaranty Insurance Co.
LIBOR	—	London InterBank Offered Rate
NATL	—	National Public Finance Guarantee Corp.
SCH BD GTY	—	School Bond Guaranty Program
XLCA	—	XL Capital Assurance

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF  (continued)

April 30, 2021
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$421,904,873	$—	$421,904,873
Short-Term Investment:
Money Market Fund	37,105,168	—	—	37,105,168
Total Investments in Securities	$37,105,168	$421,904,873	$—	$459,010,041

(f)
For a complete listing of investments and their states, see the Schedule of Investments.

For the year ended April 30, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF

April 30, 2021
	Principal Amount	Value
Municipal Bonds — 84.7%
Alabama — 1.5%
Birmingham Airport Authority, Revenue Bonds Insured: BAM
5.000%, due 7/1/32	$600,000	$784,259
Homewood Educational Building Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 12/1/41	1,000,000	1,075,277
		1,859,536
Alaska — 0.1%
Alaska Industrial Development & Export Authority, Revenue Bonds Series A
5.000%, due 6/1/28	100,000	115,662
Arizona — 1.9%
Arizona Industrial Development Authority, Revenue Bonds Series A
5.000%, due 11/1/31	550,000	684,579
Series A Insured: BAM
5.000%, due 6/1/31	300,000	378,002
5.000%, due 6/1/32	325,000	408,139
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	500,000	603,403
Maricopa County Industrial Development Authority, Revenue Bonds Series C Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	357,126
		2,431,249
Arkansas — 0.4%
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/34	400,000	469,971
California — 7.3%
Apple Valley Public Financing Authority, Tax Allocation Series A Insured: BAM
4.000%, due 6/1/31	1,000,000	1,225,586
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
0.480%, due 8/1/23(a)	300,000	296,748
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	491,979
California State Public Works Board, Revenue Bonds Series B
4.000%, due 5/1/36	200,000	246,490
Chaffey Joint Union High School District, General Obligation Bonds Series B
1.090%, due 8/1/34(a)	320,000	201,688
Hayward Unified School District, General Obligation Bonds Insured: AGM
4.000%, due 8/1/45	270,000	315,902
Imperial Community College District, General Obligation Bonds Insured: AGC
2.170%, due 8/1/37(a)	400,000	281,728
Independent Cities Finance Authority, Revenue Bonds Insured: AGM
4.000%, due 6/1/29	500,000	577,837
4.000%, due 6/1/36	700,000	810,463
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
1.600%, due 8/1/31(a)	$150,000	$116,037
1.800%, due 8/1/33(a)	35,000	24,544
Lake Elsinore School Financing Authority, Special Tax Insured: BAM
5.000%, due 10/1/33	250,000	319,476
Ripon Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM
4.000%, due 11/1/28	600,000	721,097
Riverside County Community Facilities Districts, Special Tax Insured: AGM
4.000%, due 9/1/35	1,060,000	1,284,652
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	630,801
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
0.720%, due 7/1/24(a)	305,000	298,165
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	582,919
University of California, Revenue Bonds Series AO
5.000%, due 5/15/22	100,000	105,078
Series G
4.000%, due 5/15/22	200,000	208,011
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	291,264
Westminster School District, General Obligation Bonds Series B Insured: BAM
0.480%, due 8/1/48(a)	100,000	17,714
		9,048,179
Colorado — 2.0%
Cherokee Metropolitan District, Revenue Bonds Insured: BAM
4.000%, due 8/1/34	200,000	247,729
Colorado Health Facilities Authority, Revenue Bonds Series A-1
5.000%, due 8/1/34	75,000	94,703
5.000%, due 8/1/35	105,000	132,307
Series A-2
5.000%, due 8/1/32	110,000	139,963
5.000%, due 8/1/33	90,000	113,966
Crystal Valley Metropolitan District No 2, General Obligation Bonds Series A Insured: AGM
4.000%, due 12/1/36	500,000	596,688
Dawson Ridge Metropolitan District No 1, General Obligation Bonds Series B
0.240%, due 10/1/22(a)	115,000	114,612
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	496,195
Lewis Pointe Metropolitan District, General Obligation Bonds Insured: BAM
4.000%, due 12/1/21	310,000	316,584
4.000%, due 12/1/24	225,000	252,441
		2,505,188

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Connecticut — 3.9%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	$600,000	$728,302
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	107,287
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	600,000	757,370
City of West Haven CT, General Obligation Bonds Insured: BAM
4.000%, due 3/15/29	200,000	236,069
4.000%, due 3/15/30	125,000	148,296
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	422,889
State of Connecticut Special Tax Revenue, Revenue Bonds
4.000%, due 5/1/36	500,000	597,458
Series A
4.000%, due 5/1/38	1,500,000	1,815,661
		4,813,332
Florida — 5.4%
Bay County School Board, Certificates of Participation Series B
5.000%, due 7/1/21	100,000	100,767
Central Florida Expressway Authority, Revenue Bonds Insured: AGM
4.000%, due 7/1/34	1,000,000	1,240,637
City of Jacksonville FL, Revenue Bonds Series A
5.000%, due 10/1/21	170,000	173,350
County of Miami-Dade FL Aviation Revenue, Revenue Bonds Series A
4.000%, due 10/1/34	500,000	603,891
4.000%, due 10/1/39	400,000	476,145
County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds
4.000%, due 10/1/34	1,000,000	1,236,533
Florida Department of Environmental Protection, Revenue Bonds Series A
5.000%, due 7/1/21	350,000	352,731
Florida Development Finance Corp., Revenue Bonds Series A
4.000%, due 7/1/24	200,000	217,440
Florida Municipal Power Agency, Revenue Bonds Series A
3.000%, due 10/1/33	500,000	548,950
Hillsborough County Industrial Development Authority, Revenue Bonds Series B
0.040%, due 11/1/38(b)(c)	500,000	500,000
Orange County Convention Center/Orlando, Revenue Bonds Series B
5.000%, due 10/1/31	500,000	605,137
State of Florida, General Obligation Bonds Series A
5.000%, due 7/1/21	100,000	100,780
Series C
4.000%, due 6/1/30	500,000	519,873
		6,676,234

	Principal Amount	Value
Municipal Bonds (continued)
Georgia — 0.5%
Municipal Electric Authority of Georgia, Revenue Bonds Series A
5.000%, due 1/1/38	$500,000	$612,981
Guam — 0.4%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/33	500,000	552,861
Idaho — 1.2%
Idaho Housing & Finance Association, Revenue Bonds Series A
5.000%, due 7/15/33	1,100,000	1,468,210
Illinois — 12.8%
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	500,000	620,074
Chicago O’Hare International Airport, Revenue Bonds Series C
5.000%, due 1/1/28	100,000	119,408
Chicago Park District, General Obligation Bonds Series C Insured: BAM
5.000%, due 1/1/27	250,000	273,566
Series E Insured: BAM
4.000%, due 11/15/31	500,000	593,029
Cook County Township High School District No 220 Reavis, General Obligation Bonds Insured: BAM
5.000%, due 12/1/25	600,000	710,125
Illinois Finance Authority, Revenue Bonds Series A
5.000%, due 8/15/32	1,500,000	2,017,046
Kendall Kane & Will Counties Community Unit School District No 308, General Obligation Bonds Insured: AGM
1.070%, due 2/1/26(a)	450,000	427,701
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	320,000	388,516
Northern Illinois University, Revenue Bonds Insured: BAM
5.000%, due 10/1/26	250,000	301,644
5.000%, due 10/1/28	650,000	814,134
5.000%, due 10/1/30	690,000	887,425
Sales Tax Securitization Corp., Revenue Bonds Series A
5.000%, due 1/1/30	500,000	646,326
Sangamon County School District No 186 Springfield, General Obligation Bonds Series C Insured: AGM
5.000%, due 6/1/29	500,000	647,128
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/32	500,000	636,445
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 10/15/24	165,000	183,128
4.000%, due 4/15/31	450,000	543,717
4.000%, due 4/15/33	250,000	299,310

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
State of Illinois, General Obligation Bonds Series A Insured: AGM
4.125%, due 4/1/33	$550,000	$577,606
Series D
5.000%, due 11/1/24	250,000	284,507
5.000%, due 11/1/28	250,000	300,333
State of Illinois, Revenue Bonds
4.500%, due 6/15/36	500,000	501,267
Insured: BAM
4.250%, due 6/15/30	500,000	501,580
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	230,000	246,780
5.000%, due 1/1/30	450,000	564,044
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	517,732
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	465,000	567,249
Village of Mundelein IL, General Obligation Bonds Insured: AGM
4.000%, due 12/15/39	100,000	115,993
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/23	135,000	140,493
Will County School District No 114 Manhattan, General Obligation Bonds Insured: AGM
3.500%, due 1/1/26	840,000	896,422
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/1/35	500,000	584,856
		15,907,584
Indiana — 0.2%
MSD of Wash Township School Building Corp., Revenue Bonds Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	286,823
Iowa — 0.7%
Iowa Finance Authority, Revenue Bonds Series E
0.020%, due 2/15/41(b)(c)	500,000	500,000
Iowa State University of Science & Technology, Revenue Bonds Series I.S.U. 2020 Insured: BAM
5.000%, due 7/1/22	400,000	422,298
		922,298
Kentucky — 0.9%
Kentucky Economic Development Finance Authority, Revenue Bonds Series A
5.000%, due 7/1/28	335,000	385,014
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	75,000	84,358
	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	$500,000	$600,201
		1,069,573
Louisiana — 2.9%
Cameron Parish School District No 15, General Obligation Bonds
4.000%, due 10/1/22	125,000	130,446
5.000%, due 10/1/23	205,000	224,151
5.000%, due 10/1/29	290,000	353,020
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	100,000	128,987
City of Youngsville LA, Revenue Bonds Insured: BAM
4.000%, due 5/1/32	250,000	304,080
4.000%, due 5/1/34	300,000	361,072
New Orleans Aviation Board, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/37	600,000	748,344
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	620,000	750,380
Ward Two Water District of Livingston Parish, Revenue Bonds Insured: BAM
3.000%, due 4/1/22	300,000	306,898
3.000%, due 4/1/23	300,000	313,992
		3,621,370
Maine — 0.1%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	184,681
Massachusetts — 1.3%
City of Worcester MA, General Obligation Bonds Insured: AGM
3.000%, due 2/15/31	500,000	568,956
Commonwealth of Massachusetts, Revenue Bonds Insured: NATL
5.500%, due 1/1/25	250,000	294,554
Massachusetts Bay Transportation Authority, Revenue Bonds 4.000%, due 12/1/21	250,000	255,632
Massachusetts Development Finance Agency, Revenue Bonds Series U-6E
0.020%, due 10/1/42(b)(c)	500,000	500,000
		1,619,142
Michigan — 1.8%
City of Taylor MI, General Obligation Bonds Series 2021 Insured: BAM
4.000%, due 3/1/31	250,000	311,024
Michigan Finance Authority, Revenue Bonds
5.000%, due 11/15/21	1,000,000	1,025,222
Series A
5.000%, due 2/15/34	235,000	298,173
Series A Class 1
4.000%, due 6/1/34	500,000	606,900
		2,241,319

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	$150,000	$167,819
4.500%, due 1/1/39	1,000,000	1,094,872
		1,262,691
Montana — 0.5%
City of Bozeman MT, Tax Allocation Insured: AGM
4.000%, due 7/1/28	170,000	201,717
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	424,230
		625,947
Nebraska — 0.5%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(b)(c)	600,000	667,770
Nevada — 2.5%
City of North Las Vegas NV, General Obligation Bonds Insured: BAM
5.000%, due 6/1/25	1,220,000	1,442,228
Clark County School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 6/15/31	1,000,000	1,325,870
Las Vegas Convention & Visitors Authority, Revenue Bonds Series B
5.000%, due 7/1/43	250,000	297,725
		3,065,823
New Hampshire — 0.6%
New Hampshire Business Finance Authority, Revenue Bonds Series A
4.000%, due 4/1/30	675,000	756,849
New Jersey — 7.3%
Atlantic City Board of Education, General Obligation Bonds Insured: AGM
4.000%, due 4/1/22	300,000	309,392
City of Newark NJ, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/1/25	600,000	706,434
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	473,941
Series A Insured: BAM
5.000%, due 8/1/33	170,000	226,174
5.000%, due 8/1/34	175,000	232,230
5.000%, due 8/1/35	250,000	330,922
New Jersey Economic Development Authority, Revenue Bonds Series A
4.000%, due 7/1/22	1,220,000	1,271,427
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	470,000	554,804
Series F Insured: BAM
5.000%, due 7/1/25	300,000	356,033
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series E Insured: HUD
1.500%, due 9/1/22(b)(c)	500,000	502,095
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds Insured: BHAC-CR AMBAC
0.450%, due 12/15/24(a)	$690,000	$678,758
Series A
1.340%, due 12/15/26(a)	650,000	603,029
New Jersey Turnpike Authority, Revenue Bonds Series D-1 0.781% (1-Month LIBOR + 0.70%), due 1/1/24(b)	1,000,000	1,009,032
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	599,258
State of New Jersey, General Obligation Bonds Series A
4.000%, due 6/1/31	500,000	620,679
5.000%, due 6/1/29	500,000	651,157
		9,125,365
New York — 13.2%
City of Syracuse NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 5/15/32	250,000	293,618
County of Suffolk NY, General Obligation Bonds
Series C Insured: BAM
5.000%, due 2/1/23	410,000	442,848
Metropolitan Transportation Authority, Revenue Bonds Series A-1
5.000%, due 11/15/29	500,000	594,173
Series B Insured: AMBAC
5.250%, due 11/15/24	500,000	585,085
Series C
5.000%, due 11/15/38	250,000	268,397
5.000%, due 11/15/42	500,000	535,871
Series C-1
4.750%, due 11/15/45	4,495,000	5,413,116
Monroe County Industrial Development Corp., Revenue Bonds 5.000%, due 5/1/24	500,000	567,875
Series A
4.000%, due 12/1/36	375,000	440,308
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds Series S-3
5.000%, due 7/15/33	150,000	189,257
New York Convention Center Development Corp., Revenue Bonds Series B Insured: BAM
2.120%, due 11/15/33(a)	500,000	383,925
New York Liberty Development Corp., Revenue Bonds Class 1
2.450%, due 9/15/69	500,000	519,557
New York State Dormitory Authority, Revenue Bonds Series A
3.000%, due 3/15/38	500,000	537,972
5.000%, due 10/1/23	850,000	938,628
Series A Insured: AGM
5.000%, due 10/1/33	500,000	630,913
New York State Thruway Authority, Revenue Bonds Series J
4.125%, due 1/1/31	200,000	216,059
New York State Urban Development Corp., Revenue Bonds Series A
5.000%, due 3/15/36	500,000	650,692

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Series C
4.000%, due 3/15/37	$400,000	$477,586
New York Transportation Development Corp., Revenue Bonds Series C
5.000%, due 12/1/27	150,000	187,745
Port Authority of New York & New Jersey, Revenue Bonds
4.000%, due 9/1/43	400,000	461,701
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 11/1/23	500,000	545,794
Triborough Bridge & Tunnel Authority, Revenue Bonds Series A-2
2.000%, due 5/15/45(b)(c)	1,000,000	1,069,871
Series C
0.020%, due 1/1/32(b)(c)	500,000	500,000
		16,450,991
North Carolina — 0.7%
City of Asheville NC, Revenue Bonds
4.000%, due 10/1/21	215,000	218,413
North Carolina Turnpike Authority, Revenue Bonds
5.000%, due 2/1/24	500,000	563,121
Western Carolina University, Revenue Bonds
4.000%, due 10/1/21	125,000	126,969
		908,503
Pennsylvania — 4.1%
City of Erie PA, General Obligation Bonds Series C Insured: AGM
2.270%, due 11/15/37(a)	750,000	459,924
City of Philadelphia PA Airport Revenue, Revenue Bonds Series A
4.000%, due 7/1/35	500,000	600,280
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	317,780
County of Cambria PA, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/32	250,000	285,226
Forest Hills School District, General Obligation Bonds Insured: BAM
5.000%, due 8/15/21	100,000	101,155
5.000%, due 8/15/23	265,000	292,648
Hazle Township Municipal Authority, Revenue Bonds Insured: BAM
4.000%, due 12/1/24	240,000	268,998
North Pocono School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 9/15/32	250,000	298,346
Pennsylvania Economic Development Financing Authority, Revenue Bonds
4.000%, due 1/1/29	450,000	524,423
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC 0.735% (3-Month LIBOR + 0.60%), due 7/1/27(b)	185,000	183,599
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/32	550,000	708,493
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Spring Cove School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 11/15/22	$500,000	$527,833
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds Insured: AGM
4.000%, due 9/1/36	255,000	283,005
Wilkinsburg-Penn Joint Water Authority (The), Revenue Bonds Insured: BAM
4.000%, due 9/15/23	250,000	270,924
		5,122,634
Puerto Rico — 0.5%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	470,000	488,800
Puerto Rico Convention Center District Authority, Revenue Bonds Series A Insured: AGC
4.500%, due 7/1/36	60,000	61,129
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,541
		575,470
Rhode Island — 0.7%
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/32	250,000	308,629
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	579,763
		888,392
South Carolina — 0.2%
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/36	100,000	121,195
Series C
5.000%, due 12/1/36	185,000	189,694
		310,889
Texas — 5.1%
Central Texas Turnpike System, Revenue Bonds Series A Insured: BHAC-CR AMBAC
0.720%, due 8/15/26(a)	750,000	722,112
City of Houston TX Combined Utility System Revenue, Revenue Bonds Insured: AGM
0.610%, due 12/1/25(a)	465,000	452,222
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B Insured: AGM
0.630%, due 9/1/22(a)	140,000	138,835
City of Mission TX, General Obligation Bonds Insured: BAM
5.000%, due 2/15/23	920,000	995,349
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	287,323

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2021
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Series A
5.000%, due 2/1/37	$290,000	$381,355
Fort Bend County Municipal Utility District No 215, General Obligation Bonds Insured: BAM
4.000%, due 9/1/24	125,000	138,754
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/32	350,000	406,885
4.000%, due 9/1/33	370,000	428,640
Houston Higher Education Finance Corp., Revenue Bonds
1.500%, due 10/1/23	230,000	229,725
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.000%, due 12/15/22	250,000	268,681
5.000%, due 12/15/23	250,000	279,612
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds Series A
4.000%, due 6/30/32	500,000	595,007
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	576,216
Viridian Municipal Management District, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	360,000	404,178
		6,304,894
Utah — 0.7%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	615,943
Utah Charter School Finance Authority, Revenue Bonds Insured: UT CSCE
4.000%, due 4/15/40	250,000	287,331
		903,274
Virginia — 0.2%
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	191,282
Roanoke Economic Development Authority, Revenue Bonds Series A
5.000%, due 7/1/21	100,000	100,761
		292,043
Washington — 1.0%
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	619,726
Washington State Convention Center Public Facilities District, Revenue Bonds
5.000%, due 7/1/37	500,000	591,628
		1,211,354

	Principal Amount	Value
Municipal Bonds (continued)
West Virginia — 0.2%
Morgantown Utility Board, Inc., Revenue Bonds Series A Insured: BAM
4.000%, due 12/1/34	$200,000	$239,602
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 2/15/33	425,000	550,810
Total Municipal Bonds
(Cost $102,490,444)		105,669,494

	Shares
Short-Term Investment — 19.8%
Money Market Fund — 19.8%
Fidelity Investments Money Market Treasury Only Class I, 0.01%(d)
(Cost $24,733,422)	24,733,422	24,733,422
Total Investments — 104.5%
(Cost $127,223,866)		130,402,916
Other Assets and Liabilities, Net — (4.5)%		(5,703,265)
Net Assets — 100.0%		$124,699,651

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2021.

(c)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)
Reflects the 7-day yield at April 30, 2021.

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2021
Abbreviations
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
BHAC-CR	—	Berkshire Hathaway Assurance Corp. Custodial Receipts
HUD	—	Housing and Urban Development Section 8.
LIBOR	—	London InterBank Offered Rate
NATL	—	National Public Finance Guarantee Corp.
ST INTERCEPT	—	State Tax Intercept
UT CSCE	—	Utah Charter School Credit Enhancement

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$105,669,494	$—	$105,669,494
Short-Term Investment:
Money Market Fund	24,733,422	—	—	24,733,422
Total Investments in Securities	$24,733,422	$105,669,494	$—	$130,402,916

(e)
For a complete listing of investments and their states, see the Schedule of Investments.

For the year ended April 30, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF

April 30, 2021
	Principal Amount	Value
Long-Term Bonds — 93.4%
Collateralized Mortgage Obligation — 0.4%
Mortgage Securities — 0.4%
Fannie Mae Interest Strip(a)
0.000%, due 6/25/39 (Cost $1,001,994)	$1,058,226	$968,514
Commercial Asset-Backed Securities — 20.1%
Asset Backed Securities — 20.1%
522 Funding CLO 2019-4 Ltd., (Cayman Islands)
Series 2019-4A BR, 1.788%, (3-Month LIBOR + 1.60%) due 4/20/30(b)	1,000,000	996,840
522 Funding CLO 2020-6 Ltd., (Cayman Islands)
Series 2020-6A B, 1.973%, (3-Month LIBOR + 1.80%) due 10/23/33(b)	1,000,000	1,000,492
522 Funding CLO 2021-7 Ltd., (Cayman Islands)
Series 2021-7A A, 1.270%, (3-Month LIBOR + 1.07%) due 4/23/34(b)	1,000,000	998,766
AIG CLO, (Cayman Islands)
Series 2021-1A A, 0.000%, (3-Month LIBOR + 1.10%) due 4/22/34(b)	1,500,000	1,500,141
AIMCO CLO 10 Ltd., (Cayman Islands)
Series 2019-10A A, 1.504%, (3-Month LIBOR + 1.32%) due 7/22/32(b)	1,000,000	1,001,028
Apidos CLO, (Cayman Islands)
Series 2015-20A A1RA, 1.284%, (3-Month LIBOR + 1.10%) due 7/16/31(b)	300,000	300,152
Series 2018-XXXA A2, 1.790%, (3-Month LIBOR + 1.60%) due 10/18/31(b)	1,250,000	1,249,998
Series 2021-35A A, 1.249%, (3-Month LIBOR + 1.05%) due 4/20/34(b)	1,500,000	1,498,879
Aqua Finance Trust 2020-A
Series 2020-AA A, 1.900%, due 7/17/46	795,773	804,750
ARES L CLO Ltd., (Cayman Islands)
Series 2018-50A B, 1.884%, (3-Month LIBOR + 1.70%) due 1/15/32(b)	500,000	500,051
Ares XLI Clo Ltd., (Cayman Islands)
Series 2016-41A AR2, 1.668%, (3-Month LIBOR + 1.07%) due 4/15/34(b)	1,500,000	1,503,515
Ares XXXVIII CLO Ltd., (Cayman Islands)
Series 2015-38A BR, 1.588%, (3-Month LIBOR + 1.40%) due 4/20/30(b)	1,000,000	993,422
Bain Capital Credit CLO Ltd., (Cayman Islands)
Series 2017-1A A1, 1.438%, (3-Month LIBOR + 1.25%) due 7/20/30(b)	1,000,000	1,000,768
Battalion Clo 17 Ltd.
Series 2021-17A A1, 1.450%, (3-Month LIBOR + 1.26%) due 3/9/34(b)	1,000,000	1,001,174
Bean Creek CLO Ltd., (Cayman Islands)
Series 2015-1A AR, 1.208%, (3-Month LIBOR + 1.02%) due 4/20/31(b)	650,000	648,242
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Benefit Street Partners CLO Ltd., (Cayman Islands)
Series 2015-VIA A1R, 1.430%, (3-Month LIBOR + 1.24%) due 10/18/29(b)	$1,000,000	$1,001,053
Carlyle Global Market Strategies CLO 2013-3 Ltd., (Cayman Islands)
Series 2013-3A A1AR, 1.284%, (3-Month LIBOR + 1.10%) due 10/15/30(b)	993,863	993,267
Series 2013-3A A2R, 1.584%, (3-Month LIBOR + 1.40%) due 10/15/30(b)	1,575,000	1,563,281
CARLYLE US CLO 2021-1 Ltd., (Cayman Islands)
Series 2021-1A A1, 1.331%, (3-Month LIBOR + 1.14%) due 4/15/34(b)	1,000,000	999,378
Cedar Funding XII CLO Ltd., (Cayman Islands)
Series 2020-12A A, 0.000%, (3-Month LIBOR + 1.27%) due 10/25/32(b)	700,000	701,010
DB Master Finance LLC
Series 2017-1A A2I, 3.629%, due 11/20/47	388,000	394,452
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	997,793	993,733
Galaxy XIX CLO Ltd., (Cayman Islands)
Series 2015-19A A2RR, 1.576%, (3-Month LIBOR + 1.40%) due 7/24/30(b)	1,000,000	998,571
Galaxy XXI CLO Ltd., (Cayman Islands)
Series 2015-21A BR, 1.538%, (3-Month LIBOR + 1.35%) due 4/20/31(b)	1,000,000	987,511
Greenwood Park CLO Ltd., (Cayman Islands)
Series 2018-1A A2, 1.194%, (3-Month LIBOR + 1.01%) due 4/15/31(b)	500,000	500,700
HPS Loan Management 15-2019 Ltd., (Cayman Islands)
Series 15A-19 A1, 1.504%, (3-Month LIBOR + 1.32%) due 7/22/32(b)	500,000	500,833
HPS Loan Management Ltd., (Cayman Islands)
Series 10A-16 A2R, 1.938%, (3-Month LIBOR + 1.75%) due 1/20/28(b)	250,000	250,063
Kayne CLO 10 Ltd., (Cayman Islands)
Series 2021-10A A, 0.000%, (3-Month LIBOR + 1.17%) due 4/23/34(b)	1,000,000	998,763
Magnetite XXVIII Ltd., (Cayman Islands)
Series 2020-28A A, 1.446%, (3-Month LIBOR + 1.27%) due 10/25/31(b)	1,000,000	1,000,817
Neuberger Berman CLO, (Cayman Islands)
Series 2013-15A BR, 1.834%, (3-Month LIBOR + 1.65%) due 10/15/29(b)	400,000	400,158

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF  (continued)

April 30, 2021
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 32 Ltd., (Cayman Islands)
Series 2019-32A BR, 1.590%, (3-Month LIBOR + 1.40%) due 1/20/32(b)	$1,500,000	$1,488,844
Oak Hill Credit Partners, (Cayman Islands)
Series 2021-8A A, 1.378%, (3-Month LIBOR + 1.19%) due 1/18/34(b)	1,250,000	1,250,625
Oaktree CLO 2015-1 Ltd., (Cayman Islands)
Series 2015-1A A2BR, 1.538%, (3-Month LIBOR + 1.35%) due 10/20/27(b)	500,000	497,746
Oaktree CLO Ltd., (Cayman Islands)
Series 2020-1A A, 2.184%, (3-Month LIBOR + 2.00%) due 7/15/29(b)	1,000,000	1,001,792
Octagon Investment Partners 31 LLC, (Cayman Islands)
Series 2017-1A B1R, 1.688%, (3-Month LIBOR + 1.50%) due 7/20/30(b)	1,500,000	1,500,048
Octagon Investment Partners 51 Ltd., (Cayman Islands)
Series 2021-1A A, 0.000%, (3-Month LIBOR + 1.15%) due 7/20/34(b)	1,000,000	1,000,106
Palmer Square CLO Ltd., (Cayman Islands)
Series 2021-2A A, 0.000%, (3-Month LIBOR + 1.15%) due 7/15/34(b)	1,000,000	1,000,000
Palmer Square Loan Funding 2019-2 Ltd., (Cayman Islands)
Series 2019-2A A1, 1.158%, (3-Month LIBOR + 0.97%) due 4/20/27(b)	174,885	174,890
Palmer Square Loan Funding 2019-4 Ltd., (Cayman Islands)
Series 2019-4A A2, 1.776%, (3-Month LIBOR + 1.60%) due 10/24/27(b)	1,000,000	1,000,199
Palmer Square Loan Funding Ltd., (Cayman Islands)
Series 2019-3A A2, 1.782%, (3-Month LIBOR + 1.60%) due 8/20/27(b)	300,000	300,052
Park Avenue Institutional Advisers CLO Ltd. 2021-1, (Cayman Islands)
Series 2021-1A A1A, 1.595%, (3-Month LIBOR + 1.39%) due 1/20/34(b)	1,000,000	998,800
Progress Residential Trust
Series 2018-SFR3 A, 3.880%, due 10/17/35	1,158,014	1,170,812
Regatta Funding Ltd., (Cayman Islands)
Series 2016-1A BR, 1.638%, (3-Month LIBOR + 1.45%) due 7/20/28(b)	1,000,000	999,891
Regatta XIV Funding Ltd., (Cayman Islands)
Series 2018-3A A, 1.366%, (3-Month LIBOR + 1.19%) due 10/25/31(b)	1,000,000	1,000,321
Romark CLO IV Ltd., (Cayman Islands)
Series 2021-4A A1, 0.000%, (3-Month LIBOR + 1.17%) due 7/10/34(b)	1,000,000	1,000,106
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Silver Creek CLO Ltd., (Cayman Islands)
Series 2014-1A AR, 1.428%, (3-Month LIBOR + 1.24%) due 7/20/30(b)	$1,250,000	$1,249,380
Sixth Street CLO XVII Ltd., (Cayman Islands)
Series 2021-17A A, 1.433%, (3-Month LIBOR + 1.24%) due 1/20/34(b)	1,500,000	1,506,174
Taco Bell Funding LLC
Series 2018-1A A2I, 4.318%, due 11/25/48	415,438	416,439
Textainer Marine Containers VII Ltd., (China)
Series 2021-1A A, 1.680%, due 2/20/46	1,183,953	1,161,500
TICP CLO Ltd., (Cayman Islands)
Series 2018-10A A, 1.188%, (3-Month LIBOR + 1.00%) due 4/20/31(b)	300,000	298,991
TICP CLO XV Ltd., (Cayman Islands)
Series 2020-15A A, 1.468%, (3-Month LIBOR + 1.28%) due 4/20/33(b)	1,000,000	1,003,000
Treman Park CLO Ltd., (Cayman Islands)
Series 2015-1A ARR, 1.258%, (3-Month LIBOR + 1.07%) due 10/20/28(b)	235,564	235,718
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2, 1.846%, (3-Month LIBOR + 1.67%) due 7/25/31(b)	275,000	275,044
Triton Container Finance VIII LLC
Series 2020-1A A, 2.110%, due 9/20/45	950,417	957,157
Vantage Data Centers LLC
Series 2020-1A A2, 1.645%, due 9/15/45	1,260,000	1,254,764
Westcott Park CLO Ltd., (Cayman Islands)
Series 2016-1A AR, 1.398%, (3-Month LIBOR + 1.21%) due 7/20/28(b)	1,000,000	1,000,874
		51,025,081
Total Commercial Asset-Backed Securities (Cost $50,972,531)		51,025,081
Commercial Mortgage-Backed Securities — 1.6%
Mortgage Securities — 1.6%
BWAY 2013-1515 Mortgage Trust
Series 2013-1515 A2, 3.454%, due 3/10/33	1,400,000	1,501,057
CAMB Commercial Mortgage Trust
Series 2019-LIFE A, 1.185%, (1-Month LIBOR + 1.07%) due 12/15/37(b)	500,000	500,620
GS Mortgage Securities Corp. Trust 2012-ALOHA
Series 2012-ALOH A, 3.551%, due 4/10/34	1,000,000	1,014,937

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF  (continued)

April 30, 2021
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Houston Galleria Mall Trust 2015-HGLR
Series 2015-HGLR A1A1, 3.087%, due 3/5/37	$1,000,000	$1,044,418
		4,061,032
Total Commercial Mortgage-Backed Securities (Cost $4,058,935)		4,061,032
Corporate Bonds — 54.4%
Basic Materials — 3.1%
DuPont de Nemours, Inc.
2.169%, due 5/1/23	1,825,000	1,826,699
LYB International Finance III LLC
1.202%, (3-Month LIBOR + 1.00%) due 10/1/23(b)	1,400,000	1,403,479
Nutrien Ltd., (Canada)
1.900%, due 5/13/23	1,375,000	1,411,138
3.625%, due 3/15/24	1,125,000	1,207,925
Nutrition & Biosciences, Inc.
1.230%, due 10/1/25	425,000	421,177
Steel Dynamics, Inc.
2.400%, due 6/15/25	1,575,000	1,643,906
		7,914,324
Communications — 5.6%
AT&T, Inc.
1.700%, due 3/25/26	1,600,000	1,604,778
Charter Communications Operating LLC / Charter Communications Operating Capital
4.500%, due 2/1/24	1,575,000	1,721,735
Discovery Communications LLC
3.800%, due 3/13/24	1,525,000	1,642,451
NTT Finance Corp., (Japan)
0.373%, due 3/3/23	2,950,000	2,946,705
Thomson Reuters Corp., (Canada)
3.850%, due 9/29/24	475,000	515,473
T-Mobile USA, Inc.
1.500%, due 2/15/26	1,950,000	1,954,750
Verizon Communications, Inc.
0.750%, due 3/22/24	3,750,000	3,755,602
		14,141,494
Consumer, Cyclical — 5.6%
7-Eleven, Inc.
0.800%, due 2/10/24	2,750,000	2,745,493
American Honda Finance Corp.
0.550%, due 7/12/24	2,400,000	2,384,726
2.400%, due 6/27/24	1,800,000	1,888,070
Daimler Finance North America LLC, (Germany)
2.700%, due 6/14/24	1,575,000	1,654,194
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	200,000	203,740
3.664%, due 9/8/24	325,000	338,415
General Motors Financial Co., Inc.
1.050%, due 3/8/24	1,922,000	1,924,491
	Principal Amount	Value
Corporate Bonds (continued)
Consumer, Cyclical (continued)
Hyundai Capital America
1.300%, due 1/8/26	$2,425,000	$2,376,493
Ralph Lauren Corp.
1.700%, due 6/15/22	225,000	228,500
Volkswagen Group of America Finance LLC, (Germany)
1.250%, due 11/24/25	400,000	399,183
		14,143,305
Consumer, Non-cyclical — 5.4%
AbbVie, Inc.
2.600%, due 11/21/24	600,000	633,965
AmerisourceBergen Corp.
0.737%, due 3/15/23	2,100,000	2,102,822
Bayer US Finance II LLC, (Germany)
3.875%, due 12/15/23	2,025,000	2,174,974
Coca-Cola European Partners PLC, (United Kingdom)
0.800%, due 5/3/24	2,150,000	2,147,185
CVS Health Corp.
2.625%, due 8/15/24	2,800,000	2,959,001
Keurig Dr Pepper, Inc.
4.057%, due 5/25/23	702,000	751,157
Tyson Foods, Inc.
4.500%, due 6/15/22	1,500,000	1,555,935
Viatris, Inc.
1.125%, due 6/22/22	1,550,000	1,559,666
		13,884,705
Energy — 1.8%
Enterprise Products Operating LLC
3.350%, due 3/15/23	1,557,000	1,628,823
Kinder Morgan Energy Partners LP
4.150%, due 2/1/24	1,275,000	1,380,241
Valero Energy Corp.
2.850%, due 4/15/25	1,325,000	1,396,635
		4,405,699
Financial — 24.4%
AIG Global Funding
0.800%, due 7/7/23	1,300,000	1,308,706
Air Lease Corp.
3.875%, due 7/3/23	2,400,000	2,551,361
Aircastle Ltd.
2.850%, due 1/26/28	1,100,000	1,078,386
American Express Co.
2.500%, due 7/30/24	2,432,000	2,573,229
Antares Holdings LP, (Canada)
3.950%, due 7/15/26	550,000	565,125
Ares Finance Co. LLC
4.000%, due 10/8/24	1,640,000	1,765,156
Banco Santander SA, (Spain)
2.746%, due 5/28/25	1,800,000	1,891,346
Bank of America Corp.
4.200%, due 8/26/24	2,400,000	2,645,928
BNP Paribas SA, (France)
4.250%, due 10/15/24	2,125,000	2,359,326

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF  (continued)

April 30, 2021
	Principal Amount	Value
Corporate Bonds (continued)
Financial (continued)
BOC Aviation USA Corp., (Singapore)
1.625%, due 4/29/24	$625,000	$627,229
Brighthouse Financial Global Funding
1.000%, due 4/12/24	725,000	725,768
Citigroup, Inc.
0.981%, (SOFR + 0.67%) due 5/1/25(b)	3,025,000	3,032,880
Credit Agricole SA/London, (France)
1.907%, (SOFR + 1.68%) due 6/16/26(b)	1,300,000	1,324,207
Credit Suisse AG, (Switzerland)
0.495%, due 2/2/24	4,900,000	4,858,698
Goldman Sachs Group, Inc. (The)
0.481%, due 1/27/23	2,000,000	1,999,684
3.625%, due 2/20/24	950,000	1,023,600
HSBC Holdings PLC, (United Kingdom)
4.250%, due 8/18/25	2,150,000	2,380,674
J.P. Morgan Chase & Co.
3.875%, due 9/10/24	2,250,000	2,463,905
Lloyds Banking Group PLC, (United Kingdom)
0.695%, (CMT + 0.55%) due 5/11/24(b)	2,375,000	2,371,592
LSEGA Financing PLC, (United Kingdom)
0.650%, due 4/6/24	3,000,000	2,992,350
Mitsubishi UFJ Financial Group, Inc., (Japan)
3.407%, due 3/7/24	1,850,000	1,984,889
Morgan Stanley
4.100%, due 5/22/23	2,904,000	3,114,226
National Retail Properties, Inc.
3.900%, due 6/15/24	900,000	975,632
Protective Life Global Funding
1.082%, due 6/9/23	1,500,000	1,517,391
Royal Bank of Canada, (Canada)
0.425%, due 1/19/24	2,300,000	2,290,285
Standard Chartered PLC, (United Kingdom)
0.991%, (CMT + 0.78%) due 1/12/25(b)	2,600,000	2,593,529
1.319%, (CMT + 1.17%) due 10/14/23(b)	2,100,000	2,115,244
Sumitomo Mitsui Trust Bank Ltd., (Japan)
0.850%, due 3/25/24	1,850,000	1,848,816
UBS AG/London, (Switzerland)
0.450%, due 2/9/24	2,250,000	2,242,458
Wells Fargo & Co.
3.750%, due 1/24/24	2,285,000	2,469,985
		61,691,605
Government — 0.6%
International Bank for Reconstruction & Development, (Supranational)
Series GDIF, 0.850%, due 2/10/27	1,500,000	1,465,899
Industrial — 4.9%
Berry Global, Inc.
0.950%, due 2/15/24	2,350,000	2,345,335
	Principal Amount	Value
Corporate Bonds (continued)
Industrial (continued)
Boeing Co. (The)
1.167%, due 2/4/23	$750,000	$753,169
1.950%, due 2/1/24	1,375,000	1,411,300
2.700%, due 5/1/22	450,000	459,173
Flex Ltd.
3.750%, due 2/1/26	875,000	947,384
Flowserve Corp.
3.500%, due 9/15/22	1,825,000	1,878,316
Ryder System, Inc.
2.500%, due 9/1/24	2,075,000	2,181,896
Siemens Financieringsmaatschappij NV, (Germany)
0.650%, due 3/11/24	2,400,000	2,403,902
		12,380,475
Utilities — 3.0%
CenterPoint Energy Resources Corp.
0.700%, due 3/2/23	1,000,000	1,000,465
DTE Energy Co.
2.250%, due 11/1/22	1,550,000	1,590,759
Series F, 1.050%, due 6/1/25	525,000	522,996
Entergy Louisiana LLC
0.620%, due 11/17/23	850,000	851,072
Pacific Gas and Electric Co.
1.750%, due 6/16/22	1,700,000	1,701,426
Southern California Edison Co.
1.100%, due 4/1/24	1,875,000	1,890,870
		7,557,588
Total Corporate Bonds
(Cost $137,434,812)		137,585,094
U.S. Treasury Note — 1.1%
U.S. Treasury Note, 0.375%, due 4/15/24
(Cost $2,801,747)	2,800,000	2,803,500
United States Government Agency & Obligations — 10.3%
Government — 10.3%
Federal Farm Credit Banks Funding Corporation
0.680%, due 1/13/27	3,000,000	2,925,027
0.840%, due 2/2/28	2,000,000	1,930,270
0.950%, due 7/21/28	2,000,000	1,929,670
1.030%, due 12/1/28	3,000,000	2,888,730
1.050%, due 6/22/28	1,250,000	1,213,702
1.240%, due 12/23/30	1,200,000	1,139,393
1.990%, due 3/17/31	2,722,000	2,716,855
2.020%, due 4/1/31	1,800,000	1,799,748
2.040%, due 4/14/31	3,000,000	2,995,545
2.125%, due 3/25/30	1,050,000	1,051,319
Federal Home Loan Banks
1.000%, due 7/28/28	2,000,000	1,932,024
1.070%, due 1/25/30	2,500,000	2,375,535
Federal National Mortgage Association
0.900%, due 12/30/27	1,125,000	1,090,617
		25,988,435

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF  (continued)

April 30, 2021
	Principal Amount	Value
Total United States Government Agency & Obligations
(Cost $26,633,605)		$25,988,435
United States Government Agency Mortgage-Backed Securities — 5.5%
Government — 0.8%
Federal Home Loan Mortgage Corporation
0.625%, due 12/17/25	2,000,000	1,980,374
Mortgage Securities — 4.7%
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2020-K107, 1.708%, due 1/25/30(b)(c)	14,987,298	1,813,829
Series 2020-K108, 1.810%, due 3/25/30(b)(c)	15,659,122	2,045,902
Series 2020-K118, 1.055%, due 9/25/30(b)(c)	19,071,264	1,483,241
Series 2020-K119, 1.027%, due 9/25/30(b)(c)	14,985,580	1,124,981
Series 2020-K120, 1.134%, due 10/25/30(b)(c)	14,738,277	1,224,718
Series 2020-K122, 0.974%, due 11/25/30(b)(c)	17,681,645	1,268,980
Series 2021-K123, 0.866%, due 12/25/30(b)(c)	28,741,022	1,828,297
Series 2021-K124, 0.812%, due 12/25/30(b)(c)	19,495,745	1,182,645
		11,972,593
Total United States Government Agency Mortgage-Backed Securities
(Cost $14,031,220)		13,952,967

Short-Term Investment — 9.5%
Commercial Paper — 1.2%
Financial — 1.2%
Banco del Estado de Chile
0.000%, due 8/3/21(a)
(Cost $2,995,990)	3,000,000	2,998,560
	Shares	Value
Money Market Fund — 8.3%
BlackRock Liquidity T-Fund, 0.02%(d)
(Cost $20,929,937)	20,929,937	$20,929,937
Total Investments — 102.9%
(Cost $260,860,771)		260,313,120
Other Assets and Liabilities, Net — (2.9)%		(7,335,083)
Net Assets — 100.0%		$252,978,037

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2021.

(c)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)
Reflects the 7-day yield at April 30, 2021.

Abbreviations
CMT — 1 year Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
SOFR — Secured Financing Overnight Rate

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF  (continued)

April 30, 2021
Open futures contracts outstanding at April 30, 2021:
Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at April 30, 2021	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	RBC Capital Markets	June 2021	(97)	$(12,837,172)	$(12,807,031)	$30,141
U.S. 10 Year Ultra Note	RBC Capital Markets	June 2021	(188)	(27,924,010)	(27,362,813)	561,197
U.S. 5 Year Note (CBT)	RBC Capital Markets	June 2021	(13)	(1,611,166)	(1,611,188)	(22)
U.S. Ultra Bond (CBT)	RBC Capital Markets	June 2021	(33)	(6,146,532)	(6,134,906)	11,626
						$602,942

CBT — Chicago Board of Trade
Cash posted as collateral to broker for futures contracts was $856,525 at April 30, 2021.
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Collateralized Mortgage Obligation	$—	$968,514	$—	$968,514
Commercial Asset-Backed Securities	—	51,025,081	—	51,025,081
Commercial Mortgage-Backed Securities	—	4,061,032	—	4,061,032
Corporate Bonds	—	137,585,094	—	137,585,094
U.S. Treasury Note	—	2,803,500	—	2,803,500
United States Government Agency & Obligations	—	25,988,435	—	25,988,435
United States Government Agency Mortgage-Backed Securities	—	13,952,967	—	13,952,967
Short-Term Investment:
Commercial Paper	—	2,998,560	—	2,998,560
Money Market Fund	20,929,937	—	—	20,929,937
Total Investments in Securities	20,929,937	239,383,183	—	260,313,120
Other Financial Instruments:(f)
Futures Contracts	602,964	—	—	602,964
Total Investments in Securities and Other Financial Instruments	$21,532,901	$239,383,183	$—	$260,916,084
Liability Valuation Inputs
Other Financial Instruments:(f)
Futures Contracts	$(22)	$—	$—	$(22)

(e)
For a complete listing of investments and their industries, see the Schedule of Investments.

(f)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Statements of Assets and Liabilities

April 30, 2021
	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ Ultra Short Duration ETF
Assets
Investments in securities, at value	$459,010,041	$130,402,916	$260,313,120
Deposits at broker for futures contracts	—	—	856,525
Receivable for investments sold	3,941,361	600,223	—
Interest receivable	3,768,796	1,010,796	912,665
Dividend receivable	197	181	328
Receivable for capital shares transactions	—	2,682,072	—
Due from advisor	98,874	26,855	27,141
Total assets	466,819,269	134,723,043	262,109,779
Liabilities
Payable for investments purchased	22,245,239	9,937,037	8,974,412
Advisory fees payable	144,460	37,158	51,143
Trustee fees payable	1,837	462	1,069
Compliance fees payable	94	27	—
Variation margin payable	—	—	38,867
Cash due to custodian	—	—	40
Accrued expenses and other liabilities	100,951	48,708	66,211
Total liabilities	22,492,581	10,023,392	9,131,742
Net Assets	$444,326,688	$124,699,651	$252,978,037
Composition of Net Assets
Paid-in capital	$439,078,969	$121,143,886	$251,598,373
Total distributable earnings	5,247,719	3,555,765	1,379,664
Net Assets	$444,326,688	$124,699,651	$252,978,037
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	16,150,000	4,650,000	5,100,000
Net Asset Value Per Share	$27.51	$26.82	$49.60
Investments, at cost	$453,514,451	$127,223,866	$260,860,771
See notes to financial statements.

Statements of Operations  (continued)

For the Year Ended April 30, 2021
	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ Ultra Short Duration ETF
Investment Income
Interest income	$3,921,517	$1,485,868	$2,740,300
Dividend income	2,199	940	5,177
Total investment income	3,923,716	1,486,808	2,745,477
Expenses
Advisory fees (see Note 3)	923,022	286,264	516,913
Administrative and accounting fees	77,836	38,650	80,034
Custodian fees	47,893	24,700	27,231
Registration fees	37,716	6,259	10,520
Legal fees	26,985	10,367	29,930
Audit and tax fees	24,486	24,486	22,017
Trustee fees	12,580	3,964	11,880
Shareholder reporting fees	11,842	3,628	9,043
Listing fees	8,708	8,694	6,112
Intraday pricing fees	1,666	1,667	1,166
Compliance fees	619	198	514
Miscellaneous	50	31	142
Total expenses	1,173,403	408,908	715,502
Waivers (see Note 3)	(481,070)	(194,192)	(198,553)
Net expenses	692,333	214,716	516,949
Net investment income	3,231,383	1,272,092	2,228,528
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	1,326,301	771,203	263,259
Futures contracts	—	—	2,680,845
Net realized gain	1,326,301	771,203	2,944,104
Net change in net unrealized appreciation (depreciation) on:
Investment securities	6,386,307	3,232,459	(233,189)
Futures contracts	—	—	598,400
Net change in net unrealized appreciation (depreciation)	6,386,307	3,232,459	365,211
Net realized and unrealized gain	7,712,608	4,003,662	3,309,315
Net Increase in Net Assets Resulting From Operations	$10,943,991	$5,275,754	$5,537,843
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ MacKay Municipal Insured ETF		IQ MacKay Municipal Intermediate ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2021	2020	2021	2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,231,383	$1,387,231	$1,272,092	$945,956
Net realized gain (loss)	1,326,301	(525,989)	771,203	707,969
Net change in net unrealized appreciation (depreciation)	6,386,307	(1,706,824)	3,232,459	(862,085)
Net increase (decrease) in net assets resulting from operations	10,943,991	(845,582)	5,275,754	791,840
Distributions to Shareholders	(3,808,446)	(1,960,679)	(1,545,079)	(1,938,936)
Capital Share Transactions
Proceeds from shares created	349,155,789	74,538,555	69,260,748	13,009,709
Cost of shares redeemed	—	(27,235,568)	—	(3,695,540)
Increase from capital share transactions	349,155,789	47,302,987	69,260,748	9,314,169
Total increase in net assets	356,291,334	44,496,726	72,991,423	8,167,073
Net Assets
Beginning of year	88,035,354	43,538,628	51,708,228	43,541,155
End of year	$444,326,688	$88,035,354	$124,699,651	$51,708,228
Changes in Shares Outstanding
Shares outstanding, beginning of year	3,400,000	1,700,000	2,050,000	1,700,000
Shares created	12,750,000	2,800,000	2,600,000	500,000
Shares redeemed	—	(1,100,000)	—	(150,000)
Shares outstanding, end of year	16,150,000	3,400,000	4,650,000	2,050,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Ultra Short Duration ETF
	For the Year Ended April 30, 2021	For the Period July 31, 2019* to April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,228,528	$825,752
Net realized gain	2,944,104	21,786
Net change in net unrealized appreciation (depreciation)	365,211	(309,920)
Net increase in net assets resulting from operations	5,537,843	537,618
Distributions to Shareholders	(3,352,469)	(693,511)
Capital Share Transactions
Proceeds from shares created	213,233,109	199,385,745
Cost of shares redeemed	(111,622,801)	(50,047,497)
Increase from capital share transactions	101,610,308	149,338,248
Total increase in net assets	103,795,682	149,182,355
Net Assets
Beginning of period	149,182,355	—
End of period	$252,978,037	$149,182,355
Changes in Shares Outstanding
Shares outstanding, beginning of period	3,050,000	—
Shares created	4,300,000	4,050,000
Shares redeemed	(2,250,000)	(1,000,000)
Shares outstanding, end of period	5,100,000	3,050,000

*
Commencement of operations.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Insured ETF
	For the Year Ended April 30,			For the Period October 18, 2017(a) to April 30, 2018
	2021	2020	2019
Net asset value, beginning of period	$25.89	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.38	0.53	0.72	0.36
Net realized and unrealized gain (loss)	1.76	0.50(c)	0.90	(0.39)
Net increase (decrease) in net assets resulting from investment operations	2.14	1.03	1.62	(0.03)
Distributions from:
Net investment income	(0.52)	(0.64)	(0.68)	(0.30)
Net realized gain	—	(0.11)	—	—
Total distributions from net investment income and realized gains	(0.52)	(0.75)	(0.68)	(0.30)
Net asset value, end of period	$27.51	$25.89	$25.61	$24.67
Market price, end of period	$27.54	$26.00	$25.64	$24.86
Total Return
Total investment return based on net asset value(d)	8.32%	4.05%	6.72%	(0.13)%
Total investment return based on market price(e)	7.97%	4.36%	6.02%	0.64%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$444,327	$88,035	$43,539	$14,801
Ratio to average net assets of:
Expenses net of waivers	0.30%	0.30%	0.30%	0.30%(g)
Expenses excluding waivers	0.51%	0.57%	0.77%	0.99%(g)
Net investment income	1.40%	2.01%	2.89%	2.74%(g)
Portfolio turnover rate(h)	36%	71%	56%	77%

(a)
Commencement of operations

(b)
Based on average shares outstanding.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Intermediate ETF
	For the Year Ended April 30,			For the Period October 18, 2017(a) to April 30, 2018
	2021	2020	2019
Net asset value, beginning of period	$25.22	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.47	0.53	0.69	0.30
Net realized and unrealized gain (loss)	1.73	0.16(c)	0.91	(0.39)
Net increase (decrease) in net assets resulting from investment operations	2.20	0.69	1.60	(0.09)
Distributions from:
Net investment income	(0.58)	(0.67)	(0.66)	(0.24)
Net realized gain	(0.02)	(0.41)	—	—
Total distributions from net investment income and realized gains	(0.60)	(1.08)	(0.66)	(0.24)
Net asset value, end of period	$26.82	$25.22	$25.61	$24.67
Market price, end of period	$26.84	$25.22	$25.66	$24.71
Total Return
Total investment return based on net asset value(d)	8.80%	2.65%	6.59%	(0.34)%
Total investment return based on market price(e)	8.90%	2.44%	6.62%	(0.18)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$124,700	$51,708	$43,541	$29,606
Ratio to average net assets of:
Expenses net of waivers	0.30%	0.30%	0.30%	0.30%(g)
Expenses excluding waivers	0.57%	0.62%	0.71%	0.77%(g)
Net investment income	1.78%	2.02%	2.76%	2.28%(g)
Portfolio turnover rate(h)	43%	77%	72%	80%

(a)
Commencement of operations

(b)
Based on average shares outstanding.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Ultra Short Duration ETF
	For the Year Ended April 30, 2021	For the Period July 31, 2019(a) to April 30, 2020
Net asset value, beginning of period	$48.91	$50.01
Income from Investment Operations
Net investment income(b)	0.51	0.74
Net realized and unrealized gain (loss)	0.97	(1.07)
Net increase (decrease) in net assets resulting from investment operations	1.48	(0.33)
Distributions from:
Net investment income	(0.56)	(0.75)
Net realized gain	(0.23)	(0.02)
Total distributions from net investment income and realized gains	(0.79)	(0.77)
Net asset value, end of period	$49.60	$48.91
Market price, end of period	$49.60	$48.99
Total Return
Total investment return based on net asset value(c)	3.08%	(0.68)%
Total investment return based on market price(d)	2.88%	(0.52)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$252,978	$149,182
Ratio to average net assets of:
Expenses net of waivers	0.24%	0.24%(f)
Expenses excluding waivers	0.33%	0.49%(f)
Net investment income	1.03%	2.00%(f)
Portfolio turnover rate(g)	185%	292%

(a)
Commencement of operations

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

April 30, 2021
1. ORGANIZATION
IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three operational funds, the IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. Each Fund is classified as diversified. IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF commenced operations on October 18, 2017 and IQ Ultra Short Duration ETF commenced operations on July 31, 2019.
The IQ Mackay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF seek to provide current income exempt from federal income tax. The IQ Ultra Short Duration ETF seeks to provide current income while maintaining limited price volatility. There can be no assurance that a Fund’s objective will be achieved.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
Use of Estimates
IndexIQ Advisors LLC (the “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnification
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.
Investment Valuation
Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.
A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such

Notes to Financial Statements  (continued)

April 30, 2021
securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.
Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor, under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Advisor. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If a fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the NAV of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
The IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF sweep uninvested cash balances into the Fidelity Investments Money Market Treasury Only Class I (“Fidelity Investments”). Fidelity Investments seeks to obtain as high a level of current income as is consistent with the security of principal and liquidity. Fidelity Investments has no redemption restriction and is valued at the daily NAV. The IQ Ultra Short Duration ETF sweeps uninvested cash balances into BlackRock Liquidity Funds T-Fund. The BlackRock Liquidity Funds T-Fund seeks to obtain as high a level of current income as is consistent with liquidity and stability of principal.
Fair Value Measurement
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Financial Statements  (continued)

April 30, 2021
•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments on April 30, 2021 is disclosed at the end of each Fund’s Schedule of Investments.
Tax Information and Uncertain Tax Positions
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all the taxable income to the shareholders of the Fund within the allowable time limits.
The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
The IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Notes to Financial Statements  (continued)

April 30, 2021
Dividends and Distributions to Shareholders
Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.
Cash Equivalents
Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.
Security Transactions
Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
Investment Income and Expenses
Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.
Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Investment Advisory Agreement
The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds (including arranging for sub-advisory services), subject to the supervision of the Board. The Advisor is responsible for the supervision of MacKay Shields LLC (“MacKay Shields”), the sub-advisor to the IQ MacKay Municipal Insured ETF and the IQ MacKay Municipal Intermediate ETF and NYL Investors LLC, the sub-advisor to the IQ Ultra Short Duration ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”) and their management of the investment portfolios of each of the Funds.

Notes to Financial Statements  (continued)

April 30, 2021
The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services.
The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).
Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.
Fund	Rate
IQ MacKay Municipal Insured ETF	0.40%
IQ MacKay Municipal Intermediate ETF	0.40%
IQ Ultra Short Duration ETF	0.24%
The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed, until August 31, 2021, to waive a portion of its management fee and/or reimburse expenses of each Fund, if necessary, in an amount that limits total annual fund operating expenses (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles dividend, interest and brokerage expenses paid on short sales, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.30% of the average daily net assets of the IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and 0.24% of the average daily net assets of the IQ Ultra Short Duration ETF.
As of April 30, 2021, the Advisor reimbursed expenses for IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF in the amounts of  $481,070, $194,192 and $198,553, respectively.
The Advisor is permitted to recoup from a Fund previously waived fees or reimbursed expenses for three years from the date of such fee waiver or expense reimbursement, as long as such recoupment does not cause such Fund’s operating expenses to exceed the expense cap set forth in the Expense Limitation Agreement or any then applicable expense limit.
For the year ended April 30, 2021, there is no recoupment available.
Investment Sub-Advisory Agreements
The Sub-Advisors are registered investment advisors and indirect wholly-owned subsidiaries of New York Life. The Sub-Advisors are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Subadvisor is compensated by the Advisor. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fee proportionately..
Distribution (12b-1 Fees)
ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1

Notes to Financial Statements  (continued)

April 30, 2021
Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities.
As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.
Administrator, Custodian and Transfer Agent
The Bank of New York Mellon (“BNY Mellon”) (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
4. CAPITAL SHARE TRANSACTIONS
Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
5. FEDERAL INCOME TAX
At April 30, 2021, the cost and unrealized appreciation/depreciation of investments and other financial instruments as determined on a federal income tax basis were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ MacKay Municipal Insured ETF	$454,554,538	$6,084,110	$(1,628,607)	$4,455,503
IQ MacKay Municipal Intermediate ETF	127,611,596	2,898,479	(107,159)	2,791,320
IQ Ultra Short Duration ETF	260,854,597	697,601	(1,239,078)	(541,477)
At April 30, 2021, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Notes to Financial Statements  (continued)

April 30, 2021
Fund	Ordinary Income (Loss)1	Tax-Exempt Income (Loss)	Net Capital Gain (Losses)2	Net Unrealized Appreciation/ Depreciation	Total Distributable Earnings/ (Losses)
IQ MacKay Municipal Insured ETF	$2,608	$617,603	$172,005	$4,455,503	$5,247,719
IQ MacKay Municipal Intermediate ETF	226,341	151,137	386,967	2,791,320	3,555,765
IQ Ultra Short Duration ETF	643,175	—	1,277,966	(541,477)	1,379,664

1
Includes late year ordinary loss, if any.

2
Amount includes the deferral of post October losses, if any.

At April 30, 2021, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:
Fund	Total distributable earnings/ (accumulated loss)	Paid-In Capital
IQ Mackay Municipal Insured ETF	$—	$—
IQ Mackay Municipal Intermediate ETF	—	—
IQ Ultra Short Duration ETF	(649,817)	649,817
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to distribution reclasses and nondeductible taxes paid and capital share redemptions utilized as distributions for tax purposes.
The tax character of distributions paid during the years ended April 30, 2021 and 2020 were as follows:
	2021				2020
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
IQ MacKay Municipal Insured ETF	$20,321	$3,788,125	$—	$—	$173,339	$1,565,133	$222,207	$—
IQ MacKay Municipal Intermediate ETF	2,692	1,486,578	55,809	—	468,962	1,187,490	282,484	—
IQ Ultra Short Duration ETF	3,256,994	—	95,475	—	693,511	—	—	—
At April 30, 2021, the Funds did not have any capital losses incurred after October 31 (“Post-October Losses”) and any late year ordinary income losses within the taxable year that can arise on the first business day of the Funds’ next taxable year.
At April 30, 2021, the Funds did not have net capital loss carryforwards.
6. OTHER AFFILIATED PARTIES AND TRANSACTIONS
The Advisor and its affiliates are not beneficial owners of Fund shares greater than 5% as of April 30, 2021.

Notes to Financial Statements  (continued)

April 30, 2021
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the year ended April 30, 2021 are as follows:
Fund	Purchases	Sales
IQ MacKay Municipal Insured ETF	$404,330,701	$79,412,831
IQ MacKay Municipal Intermediate ETF	79,572,345	28,865,677
IQ Ultra Short Duration ETF	486,960,579	364,322,604
8. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts
A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). A Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. A Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of a Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. A Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to a Fund, potentially resulting in a loss. A Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAVs and may result in a loss to the Fund. As of April 30, 2021, the open futures contracts for the IQ Ultra Short Duration ETF are shown in the Schedule of Investments.
Quantitative Disclosure of Derivative Holding
The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

Notes to Financial Statements  (continued)

April 30, 2021
The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:
Assets Derivatives
Interest Risk
IQ Ultra Short Duration ETF
Unrealized appreciation on futures contracts1	$602,964
Liability Derivatives
Interest Risk
IQ Ultra Short Duration ETF
Unrealized depreciation on futures contracts1	$22

1
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the year ended April 30, 2021 were as follows:
Interest Risk
Realized gain (loss)
Futures contracts	$2,680,845
Change in Unrealized appreciation (depreciation)
Futures contracts	$598,400
For the year ended April 30, 2021, the monthly average notional value of the futures contracts held by IQ Ultra Short Duration ETF Fund as follows:
Asset Derivatives
Futures contracts	$12,239
Liability Derivatives
Futures contracts	$(39,820,844)
9. RISKS INVOLVED WITH INVESTING IN THE FUNDS
The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.
Bond Insurance Risk
Insured municipal bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance does not guarantee the market value of an insured security, or a Fund’s share price or distributions. Shares of a Fund are not insured. Market conditions or changes to ratings criteria could adversely impact municipal bond insurers, which could adversely impact the value of the insured municipal bond or the ability of the insurer to pay any claims due. Consolidation among municipal bond insurers could increase a Fund’s exposure to one or more individual municipal bond insurers and reduce the supply of municipal bonds.
Credit Risk
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or

Notes to Financial Statements  (continued)

April 30, 2021
cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.
Derivatives Risk
Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.
Income Risk
A Fund’s income may decline when interest rates fall. This decline can occur because a Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk
An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when the Fund might wish to sell.
Large Transaction Risks
From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.
LIBOR Replacement Risk
A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize LIBOR, as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. As a result, it is anticipated that LIBOR will be discontinued or will no longer be sufficiently robust to be representative of its underlying market around that time. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The Advisor is currently working to assess exposure and will modify contracts as necessary.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund's performance and/or NAV.
Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other

Notes to Financial Statements  (continued)

April 30, 2021
reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund's performance.
Accordingly, the potential effect of a transition away from LIBOR on a Fund or the debt securities or other instruments based on LIBOR in which a Fund invests cannot yet be determined. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.
Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Funds may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of a Fund’s bond holdings. The market for municipal bonds may be less liquid than for taxable bonds.
Market Risk
The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting markets generally or particular segments of the market. Market risks include political, regulatory, market and economic developments, and geopolitical and other events, including war, terrorism, trade disputes, natural disasters, and public health crises. Such events may result in disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments.
An outbreak of COVID-19 has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The full effects, duration and costs of the COVID-19 pandemic are uncertain, and the circumstances surrounding the COVID-19 pandemic will continue to evolve and may adversely affect a Fund and its investments.
Mortgage-Related and Other Asset-Backed Securities Risk
Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities (such as collateralized debt and loan obligations) generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations.
Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security’s value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.
Municipal Bond Risk
A Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on a fund’s investment performance. In addition, a Fund may invest more heavily in bonds from certain cities, states, territories, or

Notes to Financial Statements  (continued)

April 30, 2021
regions than others, which may increase the Funds’ exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states, territories or regions. Certain of the issuers in which the Funds may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. A Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance).
Municipal bond proceeds could provide positive social or environmental benefits which could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. The positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors considered in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.
Municipal bonds most frequently trade in institutional round lot size transactions. Until a Fund grows significantly in size, a Fund expects to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
Trading Price Risk
Although it is expected that generally the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly. During periods of market stress shares of a Fund may also experience significantly wider “bid/ask” spreads and premiums and discounts between a Fund’s net asset value and market price.
U.S. Tax Treatment Risk
Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of a Fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.
10. NEW ACCOUNTING PRONOUNCEMENT
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. ASU 2020-04 provides optional guidance to ease the potential accounting burden associated with transitioning away from LIBOR and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020, through December 31, 2022. At this time, the Advisor is evaluating the implications of certain other provisions of ASU 2020-04 related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.
11. SUBSEQUENT EVENTS
In the preparation of the financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material subsequent events that would require disclosure.

Report of Independent Registered Public Accounting Firm

April 30, 2021
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of IndexIQ Active ETF Trust and Shareholders of IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF (three of the funds constituting IndexIQ Active ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Individual Fund Comprising the IndexIQ Active ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
IQ MacKay Municipal Insured ETF IQ MacKay Municipal Intermediate ETF	For the year ended April 30, 2021	For the years ended April 30, 2021 and 2020	For the years ended April 30, 2021, 2020 and 2019, and the period from October 18, 2017 (commencement of operations) through April 30, 2018
IQ Ultra Short Duration ETF	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period from July 31, 2019 (commencement of operations) through April 30, 2020
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
New York, New York
June 28, 2021
We have served as the auditor of one or more investment companies in the IndexIQ Complex since 2015.

Liquidity Risk Management Program (unaudited)

April 30, 2021
In compliance with Rule 22e-4 under the Investment Company Act of 1940, the funds of IndexIQ Active ETF Trust (the “Funds”) have adopted and implemented a liquidity risk management program (the “Program”), which IndexIQ Advisors LLC believes is reasonably designed to assess and manage the Funds’ liquidity risk. The Board of Trustees (the “Board”) designated IndexIQ Advisors LLC as administrator of the Program (the “Administrator”). The Program Administrator’s Portfolio Oversight Committee acts as the Liquidity Risk Management Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on March 31, 2021, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”), as required under the Liquidity Rule. The report noted that the Administrator concluded that: (i) the Program operated effectively to assess and manage the Funds’ liquidity risk; (ii) the Program has been adequately and effectively implemented to monitor and, as applicable, respond to the Funds’ liquidity developments; and (iii) each Fund’s investment strategy continues to be appropriate for an open-end fund.
In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as: (i) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; (iii) each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; (iv) the relationship between each Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (v) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to each Fund’s sub-adviser, subject to appropriate oversight by the Administrator, and classification determinations are made by taking into account each Fund’s reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (“HLIM”). In addition, the Liquidity Rule limits a fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There were no material changes to the Program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information (unaudited)

April 30, 2021
For Federal individual income tax purposes, certain dividends paid for the fiscal year ended April 30, 2021 are attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
IQ MacKay Municipal Insured ETF	99.74%
IQ MacKay Municipal Intermediate ETF	87.05%

In January 2022, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2021.

Board Review of Investment Advisory Agreements (unaudited)

April 30, 2021
Approval Relating To Annual Continuation of the Advisory Agreement and Sub-Advisory Agreements
The Board (the members of which are referred to as “Trustees”) met by videoconference on March 31, 2021, pursuant to an order issued by the U.S. Securities and Exchange Commission’s Division of Investment Management temporarily exempting fund boards from the in-person approval requirements of certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), in light of the impact of COVID-19. The Board met to consider the approval of the continuation, for an additional year, of the Advisory Agreement with respect to the series of the Trust for which the agreement applies (the “Funds”). The Board noted that the Advisory Agreement was between the Trust and IndexIQ Advisors LLC (the “Advisor”). In addition, the Board considered the continuation of the Sub-Advisory Agreement between the Advisor and MacKay Shields LLC (“MacKay”), with respect to the IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ MacKay Municipal Short Duration ETF and the Sub-Advisory Agreement between the Advisor and NYL Investors LLC (“NYL Investors”), with respect to the IQ Ultra Short Duration ETF (MacKay and NYL Investors, collectively, the “Sub-Advisors” and each a “Sub-Advisor”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement with respect to the Funds, and from the Sub-Advisors and the Advisor relevant to the Board’s consideration of whether to approve the continuation of each Sub-Advisory Agreement as it relates to IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF, IQ MacKay Municipal Short Duration ETF and IQ Ultra Short Duration ETF (each a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”). In connection with considering approval of the continuation of the Advisory Agreement and Sub-Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. The consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.
During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor to the Funds and by MacKay and NYL Investors with respect to the Sub-Advised Funds, and the fees charged by the Advisor and each Sub-Advisor; (2) information concerning the business and operations, compliance program and portfolio management team of the Advisor and each Sub-Advisor; (3) the expense levels of each Fund; (4) the investment performance of the Funds; (5) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Trust, including expense limitation agreements and fee waiver agreements between the Advisor and certain Funds; (6) the extent to which economies of scale would be realized as each Fund grows; (7) any “fall-out” benefits derived or to be derived by the Advisor or each Sub-Advisor from their relationships with the Trust; and (8) potential conflicts of interest. The Board considered that the Funds were actively managed exchange-traded funds (“ETFs”).
In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement; (2) a copy of each Sub-Advisory Agreement; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor, MacKay and NYL Investors and the services provided thereby; (5) information regarding the respective compliance program and portfolio management teams of the Advisor and each Sub-Advisor; (6) copies of the Form ADV for each of the Advisor and each Sub-Advisor; (7) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (8) materials provided by each of the Advisor and each Sub-Advisor in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (9) a presentation, via videoconference, by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ ETF Trust.
In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:
1.
The nature, extent and quality of the facilities and services provided by the Advisor and each Sub-Advisor. The

Board Review of Investment Advisory Agreements (unaudited)  (continued)

April 30, 2021
Board reviewed the services that the Advisor and each Sub-Advisor provide to the respective Funds, noting that they had continually reviewed and overseen such services throughout the past year. The Board noted the responsibilities that the Advisor and the Sub-Advisors have as the investment advisor and sub-advisors to the respective Funds, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds. For the Fund that is not yet operational, the Board considered the services rendered in respect of the existing Funds in assessing services expected to be provided to the non-operational Fund.
The Board reviewed the Advisor’s and each Sub-Advisors’ experience, resources, and strengths in managing mutual funds and ETFs, including the Advisor’s management of the Funds and the funds of the IndexIQ ETF Trust. The Board also considered the experience of each Sub-Advisor’s team in managing strategies and asset classes similar to the Sub-Advised Funds, and their tenure in managing the portfolios of the operational Sub-Advised Funds. The Board also noted and discussed with the Advisor the resources and additional support and personnel from its affiliate New York Life Investment Management LLC (“NYLIM”), which resources enhance and support the work of the Advisor’s officers and staff. The Board also considered the tenure and experience of the personnel at the Advisor providing management and administrative services to the Funds. The Board also considered the Advisor’s marketing and distribution strategy, including the various services engaged by the Advisor in seeking to market and grow assets in the Funds.
Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s and each Sub-Advisor’s ability to render such services based on its personnel, experience, operations, and resources.
2.
Comparison of services provided and fees charged by the Advisor and each Sub-Advisor and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Advisor and each Sub-Advisor from their relationships with the respective Funds. The Board then compared both the services rendered and the fees paid with respect to the Funds pursuant to the Advisory Agreement and each Sub-Advisory Agreement to contracts of other registered investment advisors providing services to similar ETFs. The Board also considered that the Advisor is responsible for payment of the sub-advisory fee to the Sub-Advisors pursuant to each Sub-Advisory Agreement, and that shareholders of the Sub-Advised Funds do not directly pay the sub-advisory fee.

In particular, the Board compared each Fund’s advisory fee and expense ratio (including acquired fund fees and expenses, as applicable) to other investment companies considered to be in each such Fund’s peer group. The Advisor presented information on how peer groups were selected for the Funds and explained that peer groups were selected using an objective methodology by a NYLIM team.
The Board noted that certain Funds had peer groups of limited size and, in certain cases, with substantial differences in portfolio management and operational costs. The Board was presented with information describing the Funds’ performance and fees, with information relative to peer groups. The Board considered unique characteristics of certain Funds relative to peer groups, particularly where such Funds had fee or total expense ratios that diverged from the median levels of the applicable peer group. The Board also discussed price pressure in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Funds. The Board considered the level of each of the fees under the Advisory Agreement in the context of the services being provided.
Additionally, the Trustees considered that the Advisor had put in place expense limitation agreements whereby the Advisor reimburses expenses and/or waives fees to limit the impact above set thresholds of certain expenses on shareholders of the Funds. The Board noted that such expense limitation agreements were reflected in the peer group analysis provided by the Advisor.
After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by the Advisor and each Sub-Advisor and the costs incurred by the Advisor and each Sub-Advisors in rendering those services, the Board concluded that

Board Review of Investment Advisory Agreements (unaudited)  (continued)

April 30, 2021
the level of fees paid (or proposed to be paid) to the Advisor with respect to each Fund and to the Sub-Advisors with respect to each Sub-Advised Fund, is fair and reasonable.
3.
The Advisor’s, MacKay’s and NYL Investors’ profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the Advisor the costs and profitability of the Advisor in connection with its serving as investment advisor to each Fund, including operational costs. The Board also discussed additional resources available to the Advisor as part of a larger organization, including the investment of financial and human resources into the Advisor and additional support to market and distribute the Funds.

The Board considered information regarding the strategy of the Advisor to grow assets in the Funds during the calendar year, including details that were provided in the Board materials. The Board reviewed the net asset levels of the Funds and the impact of both high and low asset levels on such Funds. The Advisor presented to the Board information on the operating profits on a year over year basis. The Board also considered the impact of future asset growth on the services required and fees paid to each Sub-Advisor, noting again that such fees were paid by the Advisor out of its management fees. The Board considered whether the continued operation of certain Funds that had not attracted significant assets under management would be profitable to the Advisor and determined to continue to review the asset levels of the Funds in relation to the Advisor’s profitability. The Board also noted the existence of the Expense Limitation Agreement, and its respective impact on costs to shareholders and profitability of the Advisor.
The Board noted that IQ MacKay Municipal Short Duration ETF had not yet commenced operations, and therefore no direct historical profitability data was available for consideration for such Fund.
The Board concluded that the fees paid to the Advisor and the Sub-Advisors, respectively, were reasonable when considering the relative asset levels and profitability of the Funds to the Advisor.
4.
Investment performance of the Funds. The Board considered the investment performance of the existing Funds. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Advisor and each Sub-Advisor in reaching such objectives. The Board considered each Fund’s investment performance compared to its benchmark and peer group. The Board also considered that IQ MacKay Municipal Short Duration ETF had not yet commenced operations, and therefore had no performance or operational history to consider.

The Board concluded that the investment performance of the Funds supported the approval of the Advisory Agreement and each Sub-Advisory Agreement.
The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the Advisory Agreement for the Funds and, with respect to the Sub-Advised Funds, the Sub-Advisory Agreements. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the Advisory Agreement with the Advisor and the Sub-Advisory Agreements between the Advisor and each Sub-Advisor were reasonable and fair to the Funds and to recommend to the Board the approval of the Advisory Agreement and Sub-Advisory Agreements. As a result, all of the Board members, including the Independent Trustees, determined that the continuation of the Advisory Agreement with the Advisor and continuation of each Sub-Advisory Agreement was in the best interests of each applicable Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the continuation of the Advisory Agreement and Sub-Advisory Agreements for an additional one-year period.

Board of Trustees and Officers (unaudited)

The Board oversees the IndexIQ ETF Trust, IndexIQ Active ETF Trust, the Advisor and the Subadvisors. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-888-474-7725.
Independent Trustees
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Reena Aggarwal, 1957	Trustee Chair	Since August 2008 Since January 2018	Vice Provost of Faculty (2016 to present), Georgetown University, Robert E. McDonough Professor (2003 to present) and Professor of Finance, McDonough School of Business, Georgetown University (2000 to present); Director, Georgetown Center for Financial Markets and Policy (2010 to present); Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to 2014).	20	FBR & Co. (investment banking) (2011 to 2017); Cohen & Steers (asset management) (2017 to present); Director, Brightwood Capital Advisors, L.P. (private equity investment) (2013 to present); Nuveen Churchill BDC (2019 to present).).
Michael A. Pignataro, 1959	Trustee	Since April 2015	Retired; formerly, Director, Credit Suisse Asset Management (2001 to 2012); and Chief Financial Officer, Credit Suisse Funds (1996 to 2013).	20	The New Ireland Fund, Inc. (closed-end fund) (2015 to present).
Paul D. Schaeffer, 1951	Trustee	Since April 2015	President, ASP (dba Aspiring Solution Partners) (financial services consulting) (2013 to present); Executive Advisor, Aquiline Capital Partners LLC (private equity investment) (2014 to present).	20	Management Board Member, RIA in a Box LLC (financial services consulting) (2018 to present); Context Capital Funds (mutual fund trust) (2 Portfolios) (2014 to 2018); Management Board Member, Altegris Investments, LLC (registered broker-dealer) (2016 to 2018); Management Board Member, AssetMark Inc. (financial services consulting) (2016 to 2017); PopTech! (conference operator) (2012 to 2016); Board Member, Pathways Core Training (non-profit) (2019 to present).

Board of Trustees and Officers (unaudited)  (continued)

Interest Trustee
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During past 5 Years
Kirk C. Lehneis, 1974(4)	Trustee, President and Principal	Since January 2018	Chief Operating Officer and Senior Managing Director, New York Life Investment Management LLC (since 2016); Chairman of the Board, NYLIM Service Company LLC (since September 2017); President, MainStay MacKay DefinedTerm Municipal Opportunities Fund, MainStay Funds, MainStay Funds Trust, and MainStay VP Funds Trust (since 2017).	20	None.
Officers
Names and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Jonathan Zimmerman, 1982	Executive Vice President	Since April 2018	Chief Operating Officer, IndexIQ Advisors (2018 to present); Managing Director, New York Life Investments LLC (2018 to present); Director, New York Life Investment Management LLC (2015 to 2018); Vice President, Morgan Stanley (2007 to 2015).
Adefolahan Oyefeso, 1974	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since April 2018	Vice President of Operations & Finance, IndexIQ Advisors (2015 to present); Director of the Fund Administration Client Service Department at The Bank of New York Mellon (2007 to 2015)
Matthew V. Curtin, 1982	Secretary and Chief Legal Officer	Since June 2015	Secretary and Chief Legal Officer, IndexIQ Advisors, IndexIQ Trust, IndexIQ ETF Trust and IndexIQ Active ETF Trust (June 2015 to January 2017); Associate General Counsel, New York Life Insurance Company (since February 2015); Associate, Dechert LLP (2007 to 2015).
Kevin M. Bopp, 1969	Chief Compliance Officer	Since June 2021	Chief Compliance Officer, IndexIQ ETF Trust and IndexIQ Active ETF Trust (since 2021); Head of Investments Compliance, New York Life Investments (since 2019); Chief Compliance Officer, IndexIQ Advisors (since 2017); Chief Compliance Officer, IndexIQ ETF Trust and IndexIQ Active ETF Trust (2017 to 2019) Vice President and Chief Compliance Officer, The MainStay Funds, MainStay Funds Trust, MainStay MacKay DefinedTerm Municipal Opportunities Fund and MainStay VP Funds Trust (2014 to 2019).

(1)
The address of each Trustee or officer is c/o IndexIQ Advisors, 51 Madison Avenue, New York, New York 10010.

(2)
Trustees and Officers serve until their successors are duly elected and qualified.

(3)
The Fund is part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person the Advisor

(4)
Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

IndexIQ Active ETF Trust
Annual Report | April 30, 2021
IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ Ultra Short Duration ETF (ULTR)
Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

1780552ME11a-06/21

The Report to Shareholders is attached herewith.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has two audit committee financial experts serving on its Audit Committee, each an “independent” Trustee, Reena Aggarwal and Michael Pignataro. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $60,000 for 2021 and $49,500 for 2020.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2021 and $0 for 2020.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2021 and $0 for 2020.

(e)(1)	Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	With respect to the services described in each of Items 4(b) through (d), no amount was approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were (i) approximately $10,306,000 for the fiscal year ended April 30, 2021, and (ii) $10,322,000 for the fiscal year ended April 30, 2020.

(h)	The registrant’s Audit Committee has determined that the non-audit services rendered by the principal accountant for the fiscal year ended April 30, 2021 to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Reena Aggarwal, Michael Pignataro and Paul Schaeffer.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	July 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	July 2, 2021

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	July 2, 2021